Report Of The Directors Financial Review Risk Report	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Financial instruments impacted by Ibor reform
(Audited)
Interest Rate Benchmark Reform Phase 2, the amendments to IFRSs issued in August 2020, represents the second phase of the IASB’s project on the effects of interest rate benchmark reform. The amendments address issues affecting financial statements when changes are made to contractual cash flows and hedging relationships.
Under these amendments, changes made to a financial instrument measured at other than fair value through profit or loss that are economically equivalent and required by interest rate benchmark reform, do not result in the derecognition or a change in the carrying amount of the financial instrument. Instead they require the effective interest rate to be updated to reflect the change in the interest rate benchmark. In addition, hedge accounting will not be discontinued solely because of the replacement of the interest rate benchmark if the hedge meets other hedge accounting criteria.

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	GBP Libor	JPY Libor	Others[1]
At 31 Dec 2021	$m	$m	$m	$m
Non-derivative financial assets
Loans and advances to customers	70,932	18,307	370	8,259
Other financial assets	5,131	1,098	—	2
Total non-derivative financial assets[2]	76,063	19,405	370	8,261

Non-derivative financial liabilities
Financial liabilities designated at fair value	20,219	4,019	1,399	1
Debt securities in issue	5,255	—	—	—
Other financial liabilities	2,998	78	—	—
Total non-derivative financial liabilities	28,472	4,097	1,399	1

Derivative notional contract amount
Foreign exchange	137,188	5,157	31,470	9,652
Interest rate	2,318,613	284,898	72,229	133,667
Others	—	—	—	—
Total derivative notional contract amount	2,455,801	290,055	103,699	143,319

At 31 Dec 2020
Non-derivative financial assets
Loans and advances to customers	85,378	43,681	371	10,751
Other financial assets	8,770	2,906	—	12
Total non-derivative financial assets[2]	94,148	46,587	371	10,763

Non-derivative financial liabilities
Financial liabilities designated at fair value	24,350	6,219	1,548	128
Debt securities in issue	5,840	—	—	416
Other financial liabilities	3,412	964	—	5
Total non-derivative financial liabilities	33,602	7,183	1,548	549

Derivative notional contract amount
Foreign exchange	196,774	6,374	28,411	22,762
Interest rate	2,848,552	1,190,491	479,789	492,197
Others	11	—	—	—
Total derivative notional contract amount	3,045,337	1,196,865	508,200	514,959
1    Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (euro Libor, Swiss franc Libor, Eonia, SOR, THBFIX and Sibor).
2    Gross carrying amount excluding allowances for expected credit losses.
The amounts in the above table relate to HSBC’s main operating entities where HSBC has material exposures impacted by Ibor reform, including in the UK, Hong Kong, France, the US, Mexico, Canada, Singapore, the UAE, Bermuda, Australia, Qatar, Germany, Japan and Thailand. The amounts provide an indication of the extent of the Group’s exposure to the Ibor benchmarks that are due to be replaced. Amounts are in respect of financial instruments that:
•contractually reference an interest rate benchmark that is planned to transition to an alternative benchmark;
•have a contractual maturity date beyond the date by which the reference interest rate benchmark is expected to cease; and
•are recognised on HSBC’s consolidated balance sheet.
In March 2021, the administrator of Libor, IBA, announced that the publication date of most US dollar Libor tenors has been extended from 31 December 2021 to 30 June 2023. Publication of one-week and two-month tenors ceased after 31 December 2021. This change, together with the extended publication dates of Sibor, SOR and THBFIX, reduce the amounts presented at 31 December 2021 in the above table as some financial instruments included at 31 December 2020 will reach their contractual maturity date prior to the extended publication dates. Comparative data have not been re-presented.
Credit Risk sub-function
(Audited)
Credit approval authorities are delegated by the Board to the Group Chief Executive together with the authority to sub-delegate them. The Credit Risk sub-function in Global Risk and Compliance is responsible for the key policies and processes for managing credit risk, which include formulating Group credit policies and risk rating frameworks, guiding the Group’s appetite for credit risk exposures, undertaking independent reviews and objective assessment of credit risk, and monitoring performance and management of portfolios.
The principal objectives of our credit risk management are:
•to maintain across HSBC a strong culture of responsible lending, and robust risk policies and control frameworks;
•to both partner and challenge our businesses in defining, implementing and continually re-evaluating our risk appetite under actual and scenario conditions; and
•to ensure there is independent, expert scrutiny of credit risks, their costs and their mitigation.
Concentration of exposure
(Audited)
Concentrations of credit risk arise when a number of counterparties or exposures have comparable economic characteristics, or such counterparties are engaged in similar activities or operate in the same geographical areas or industry sectors so that their collective ability to meet contractual obligations is uniformly affected by changes in economic, political or other conditions. We use a number of controls and measures to minimise undue concentration of exposure in our portfolios across industries, countries and global businesses. These include portfolio and counterparty limits, approval and review controls, and stress testing.
Credit quality of financial instruments
(Audited)
Our risk rating system facilitates the internal ratings-based approach under the Basel framework adopted by the Group to support the calculation of our minimum credit regulatory capital requirement. The five credit quality classifications encompass a range of granular internal credit rating grades assigned to wholesale and retail customers, and the external ratings attributed by external agencies to debt securities.
For debt securities and certain other financial instruments, external ratings have been aligned to the five quality classifications based upon the mapping of related customer risk rating (‘CRR’) to external credit rating.
Renegotiated loans and forbearance
(Audited)
‘Forbearance’ describes concessions made on the contractual terms of a loan in response to an obligor’s financial difficulties.
A loan is classed as ‘renegotiated’ when we modify the contractual payment terms on concessionary terms because we have significant concerns about the borrowers’ ability to meet contractual payments when due. Non-payment-related concessions (e.g. covenant waivers), while potential indicators of impairment, do not trigger identification as renegotiated loans under our existing disclosures.
Loans that have been identified as renegotiated retain this designation until maturity or derecognition under our existing disclosures.
For details of our policy on derecognised renegotiated loans, see Note 1.2(i) on the financial statements
Renegotiated loans and recognition of expected credit losses
(Audited)
For retail lending, unsecured renegotiated loans are generally segmented from other parts of the loan portfolio. Renegotiated expected credit loss assessments reflect the higher rates of losses typically encountered with renegotiated loans. For wholesale lending, renegotiated loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the future non-payment inherent in renegotiated loans.
Customer relief programmes and renegotiated loans
In response to the Covid-19 pandemic, governments and regulators around the world encouraged a range of customer relief programmes including payment deferrals. In determining whether a customer is experiencing financial difficulty for the purposes of identifying renegotiated loans a payment deferral requested under such schemes, or an extension thereof, is not automatically determined to be evidence of financial difficulty and would therefore not automatically trigger identification as renegotiated loans. Rather, information provided by payment deferrals is considered in the context of other reasonable and supportable information. The IFRS 9 treatment of customer relief programmes is explained on page 195.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments, see Note 1.2(i) on the financial statements.
Write-off of loans and advances
(Audited)
For details of our policy on the write-off of loans and advances, see Note 1.2(i) on the financial statements.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes 180 days contractually delinquent. However, in exceptional circumstances to achieve a fair customer outcome, and in line with regulatory expectations, they may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued.
Any secured assets maintained on the balance sheet beyond
60 months of consecutive delinquency-driven default require additional monitoring and review to assess the prospect of recovery.
There are exceptions in a few countries and territories where local regulation or legislation constrains earlier write-off, or where the realisation of collateral for secured real estate lending takes more time. Write-off, either partially or in full, may be earlier when there is no reasonable expectation of further recovery, for example, in the event of a bankruptcy or equivalent legal proceedings. Collection procedures may continue after write-off.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2021		At 31 Dec 2020
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,057,231	(11,417)	1,052,477	(14,490)
– personal	478,337	(3,103)	460,809	(4,731)
– corporate and commercial	513,539	(8,204)	527,088	(9,494)
– non-bank financial institutions	65,355	(110)	64,580	(265)
Loans and advances to banks at amortised cost	83,153	(17)	81,658	(42)
Other financial assets measured at amortised cost	880,351	(193)	772,408	(175)
– cash and balances at central banks	403,022	(4)	304,486	(5)
– items in the course of collection from other banks	4,136	—	4,094	—
– Hong Kong Government certificates of indebtedness	42,578	—	40,420	—
– reverse repurchase agreements – non-trading	241,648	—	230,628	—
– financial investments	97,364	(62)	88,719	(80)
– prepayments, accrued income and other assets[2]	91,603	(127)	104,061	(90)
Total gross carrying amount on-balance sheet	2,020,735	(11,627)	1,906,543	(14,707)
Loans and other credit-related commitments	627,637	(379)	659,783	(734)
– personal	239,685	(39)	236,170	(40)
– corporate and commercial	283,625	(325)	299,802	(650)
– financial	104,327	(15)	123,811	(44)
Financial guarantees	27,795	(62)	18,384	(125)
– personal	1,130	—	900	(1)
– corporate and commercial	22,355	(58)	12,946	(114)
– financial	4,310	(4)	4,538	(10)
Total nominal amount off-balance sheet[3]	655,432	(441)	678,167	(859)
	2,676,167	(12,068)	2,584,710	(15,566)

	Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	347,203	(96)	399,717	(141)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 338, includes both financial and non-financial assets. The 31 December 2021 balances include $2,424m gross carrying amounts and $39m allowances for ECL related to assets held for sale due to the exit of domestic mass market retail banking in the US.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2021
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	918,936	119,224	18,797	274	1,057,231	(1,367)	(3,119)	(6,867)	(64)	(11,417)	0.1	2.6	36.5	23.4	1.1
– personal	456,956	16,439	4,942	—	478,337	(658)	(1,219)	(1,226)	—	(3,103)	0.1	7.4	24.8	—	0.6
– corporate and commercial	400,894	98,911	13,460	274	513,539	(665)	(1,874)	(5,601)	(64)	(8,204)	0.2	1.9	41.6	23.4	1.6
– non-bank financial institutions	61,086	3,874	395	—	65,355	(44)	(26)	(40)	—	(110)	0.1	0.7	10.1	—	0.2
Loans and advances to banks at amortised cost	81,636	1,517	—	—	83,153	(14)	(3)	—	—	(17)	—	0.2	—	—	—
Other financial assets measured at amortised cost	875,016	4,988	304	43	880,351	(91)	(54)	(42)	(6)	(193)	—	1.1	13.8	14.0	—
Loan and other credit-related commitments	594,473	32,389	775	—	627,637	(165)	(174)	(40)	—	(379)	—	0.5	5.2	—	0.1
– personal	237,770	1,747	168	—	239,685	(37)	(2)	—	—	(39)	—	0.1	—	—	—
– corporate and commercial	254,750	28,269	606	—	283,625	(120)	(165)	(40)	—	(325)	—	0.6	6.6	—	0.1
– financial	101,953	2,373	1	—	104,327	(8)	(7)	—	—	(15)	—	0.3	—	—	—
Financial guarantees	24,932	2,638	225	—	27,795	(11)	(30)	(21)	—	(62)	—	1.1	9.3	—	0.2
– personal	1,114	15	1	—	1,130	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	20,025	2,107	223	—	22,355	(10)	(28)	(20)	—	(58)	—	1.3	9.0	—	0.3
– financial	3,793	516	1	—	4,310	(1)	(2)	(1)	—	(4)	—	0.4	100.0	—	0.1
At 31 Dec 2021	2,494,993	160,756	20,101	317	2,676,167	(1,648)	(3,380)	(6,970)	(70)	(12,068)	0.1	2.1	34.7	22.1	0.5
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2021
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	119,224	115,350	2,193	1,681	(3,119)	(2,732)	(194)	(193)	2.6	2.4	8.8	11.5
– personal	16,439	14,124	1,387	928	(1,219)	(884)	(160)	(175)	7.4	6.3	11.5	18.9
– corporate and commercial	98,911	97,388	806	717	(1,874)	(1,822)	(34)	(18)	1.9	1.9	4.2	2.5
– non-bank financial institutions	3,874	3,838	—	36	(26)	(26)	—	—	0.7	0.7	—	—
Loans and advances to banks at amortised cost	1,517	1,517	—	—	(3)	(3)	—	—	0.2	0.2	—	—
Other financial assets measured at amortised cost	4,988	4,935	22	31	(54)	(47)	(4)	(3)	1.1	1.0	18.2	9.7
1    Days past due (‘DPD’).
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2020 (continued)
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	869,920	163,185	19,095	277	1,052,477	(1,974)	(4,965)	(7,439)	(112)	(14,490)	0.2	3.0	39.0	40.4	1.4
– personal	430,134	25,064	5,611	—	460,809	(827)	(2,402)	(1,502)	—	(4,731)	0.2	9.6	26.8	—	1.0
– corporate and commercial	387,563	126,287	12,961	277	527,088	(1,101)	(2,444)	(5,837)	(112)	(9,494)	0.3	1.9	45.0	40.4	1.8
– non-bank financial institutions	52,223	11,834	523	—	64,580	(46)	(119)	(100)	—	(265)	0.1	1.0	19.1	—	0.4
Loans and advances to banks at amortised cost	79,654	2,004	—	—	81,658	(33)	(9)	—	—	(42)	—	0.4	—	—	0.1
Other financial assets measured at amortised cost	768,216	3,975	177	40	772,408	(80)	(44)	(42)	(9)	(175)	—	1.1	23.7	22.5	—
Loan and other credit-related commitments	604,485	54,217	1,080	1	659,783	(290)	(365)	(78)	(1)	(734)	—	0.7	7.2	100.0	0.1
– personal	234,337	1,681	152	—	236,170	(39)	(1)	—	—	(40)	—	0.1	—	—	—
– corporate and commercial	253,062	45,851	888	1	299,802	(236)	(338)	(75)	(1)	(650)	0.1	0.7	8.4	100.0	0.2
– financial	117,086	6,685	40	—	123,811	(15)	(26)	(3)	—	(44)	—	0.4	7.5	—	—
Financial guarantees	14,090	4,024	269	1	18,384	(37)	(62)	(26)	—	(125)	0.3	1.5	9.7	—	0.7
– personal	872	26	2	—	900	—	(1)	—	—	(1)	—	3.8	—	—	0.1
– corporate and commercial	9,536	3,157	252	1	12,946	(35)	(54)	(25)	—	(114)	0.4	1.7	9.9	—	0.9
– financial	3,682	841	15	—	4,538	(2)	(7)	(1)	—	(10)	0.1	0.8	6.7	—	0.2
At 31 Dec 2020	2,336,365	227,405	20,621	319	2,584,710	(2,414)	(5,445)	(7,585)	(122)	(15,566)	0.1	2.4	36.8	38.2	0.6
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2020
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	163,185	159,367	2,052	1,766	(4,965)	(4,358)	(275)	(332)	3.0	2.7	13.4	18.8
– personal	25,064	22,250	1,554	1,260	(2,402)	(1,895)	(227)	(280)	9.6	8.5	14.6	22.2
– corporate and commercial	126,287	125,301	489	497	(2,444)	(2,344)	(48)	(52)	1.9	1.9	9.8	10.5
– non-bank financial institutions	11,834	11,816	9	9	(119)	(119)	—	—	1.0	1.0	—	—
Loans and advances to banks at amortised cost	2,004	2,004	—	—	(9)	(9)	—	—	0.4	0.4	—	—
Other financial assets measured at amortised cost	3,975	3,963	3	9	(44)	(44)	—	—	1.1	1.1	—	—
1    Days past due (‘DPD’).
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.
Credit exposure
Maximum exposure to credit risk
(Audited)
This section provides information on balance sheet items and their offsets as well as loan and other credit-related commitments.
Commentary on consolidated balance sheet movements in 2021 is provided on page 98.
The offset on derivatives remains in line with the movements in maximum exposure amounts.

Maximum exposure to credit risk
(Audited)
	2021			2020
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	1,045,814	(22,838)	1,022,976	1,037,987	(27,221)	1,010,766
– personal	475,234	(4,461)	470,773	456,078	(4,287)	451,791
– corporate and commercial	505,335	(16,824)	488,511	517,594	(21,102)	496,492
– non-bank financial institutions	65,245	(1,553)	63,692	64,315	(1,832)	62,483
Loans and advances to banks at amortised cost	83,136	—	83,136	81,616	—	81,616
Other financial assets held at amortised cost	882,708	(12,231)	870,477	774,116	(14,668)	759,448
– cash and balances at central banks	403,018	—	403,018	304,481	—	304,481
– items in the course of collection from other banks	4,136	—	4,136	4,094	—	4,094
– Hong Kong Government certificates of indebtedness	42,578	—	42,578	40,420	—	40,420
– reverse repurchase agreements – non-trading	241,648	(12,231)	229,417	230,628	(14,668)	215,960
– financial investments	97,302	—	97,302	88,639	—	88,639
– prepayments, accrued income and other assets	94,026	—	94,026	105,854	—	105,854
Derivatives	196,882	(188,284)	8,598	307,726	(293,240)	14,486
Total on-balance sheet exposure to credit risk	2,208,540	(223,353)	1,985,187	2,201,445	(335,129)	1,866,316
Total off-balance sheet	928,183	—	928,183	940,185	—	940,185
– financial and other guarantees	113,088	—	113,088	96,147	—	96,147
– loan and other credit-related commitments	815,095	—	815,095	844,038	—	844,038
At 31 Dec	3,136,723	(223,353)	2,913,370	3,141,630	(335,129)	2,806,501
Credit deterioration of financial instruments
(Audited)
A summary of our current policies and practices regarding the identification, treatment and measurement of stage 1, stage 2, stage 3 (credit impaired) and POCI financial instruments can be found in Note 1.2 on the financial statements.
Measurement uncertainty and sensitivity analysis of ECL estimates
(Audited)
Despite a broad recovery in economic conditions during 2021, ECL estimates continued to be subject to a high degree of uncertainty, and management judgements and estimates continued to reflect a degree of caution, both in the selection of economic scenarios and their weightings, and through management judgemental adjustments. Releases of provisions were made progressively as economic conditions recovered and by 31 December 2021 the majority of the 2020 uplift in ECL provisions had been reversed. By the end of 2021, we retained $0.6bn (15%) of the $3.9bn uplift in stage 1 and stage 2 ECL provisions on loans made during 2020.
The recognition and measurement of ECL involves the use of significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability-weight the results to determine an unbiased ECL estimate. Management judgemental adjustments are used to address late-breaking events, data and model limitations, model deficiencies and expert credit judgements.
Methodology
Four economic scenarios are used to capture the current economic environment and to articulate management’s view of the range of potential outcomes. Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
In the second quarter of 2020, to ensure that the severe risks associated with the pandemic were appropriately captured, management added a fourth, more severe, scenario to use in the measurement of ECL. Starting in the fourth quarter of 2021, HSBC’s methodology has been adjusted so that the use of four scenarios, of which two are Downside scenarios, is the standard approach to ECL calculation.
Three of the scenarios are drawn from consensus forecasts and distributional estimates. The Central scenario is deemed the ‘most likely’ scenario, and usually attracts the largest probability weighting, while the outer scenarios represent the tails of the distribution, which are less likely to occur. The Central scenario is created using the average of a panel of external forecasters. Consensus Upside and Downside scenarios are created with reference to distributions for select markets that capture forecasters’ views of the entire range of outcomes. In the later years of the scenarios, projections revert to long-term consensus trend expectations. In the consensus outer scenarios, reversion to trend expectations is done mechanically with reference to historically observed quarterly changes in the values of macroeconomic variables.
The fourth scenario, Downside 2, is designed to represent management’s view of severe downside risks. It is a globally consistent narrative-driven scenario that explores more extreme economic outcomes than those captured by the consensus scenarios. In this scenario, variables do not, by design, revert to long-term trend expectations. They may instead explore alternative states of equilibrium, where economic activity moves permanently away from past trends.
The consensus Downside and the consensus Upside scenarios are each constructed to be consistent with a 10% probability. The Downside 2 is constructed with a 5% probability. The Central scenario is assigned the remaining 75%. This weighting scheme is deemed appropriate for the unbiased estimation of ECL in most circumstances. However, management may depart from this probability-based scenario weighting approach when the economic outlook is determined to be particularly uncertain and risks are elevated.
In light of ongoing risks, related primarily to the Covid-19 pandemic, management deviated from this probability weighting in most markets in the fourth quarter of 2021.
Description of economic scenarios
The economic assumptions presented in this section have been formed by HSBC with reference to external forecasts specifically for the purpose of calculating ECL.
The global economy experienced a recovery in 2021, following an unprecedented contraction in 2020. Restrictions to mobility and travel eased across our key markets, aided by the successful roll-out of vaccination programmes. The emergence of new variants that potentially reduce the efficacy of vaccines remains a risk.
Economic forecasts remain subject to a high degree of uncertainty. Risks to the economic outlook are dominated by the progression of the pandemic, vaccine roll-out and the public policy response. Geopolitical risks also remain significant and include continued differences between the US and other countries with China over a range of economic and strategic defence issues. Continued uncertainty over the long-term economic relationship between the UK and EU also present downside risks.
The scenarios used to calculate ECL in the Annual Report and Accounts 2021 are described below.
The consensus Central scenario
HSBC’s Central scenario features a continued recovery in economic growth in 2022 as activity and employment gradually return to the levels reached prior to the outbreak of Covid-19.
Our Central scenario assumes that the stringent restrictions on activity, imposed across several countries and territories in 2020 and 2021 are not repeated. The new viral strain that emerged late in 2021, Omicron, has only a limited impact on the recovery, according to this scenario. Consumer spending and business investment, supported by elevated levels of private sector savings, are expected to drive the economic recovery as fiscal and monetary policy support recedes.
Regional differences in the speed of economic recovery in the Central scenario reflect differences over the progression of the pandemic, roll-out of vaccination programmes, national level restrictions imposed and scale of support measures. Global GDP is expected to grow by 4.2% in 2022 in the Central scenario and the average rate of global GDP growth is 3.1% over the five-year forecast period. This exceeds the average growth rate over the five-year period prior to the onset of the pandemic.
The key features of our Central scenario are:
•Economic activity in our top eight markets continues to recover. GDP grows at a moderate rate and exceeds pre-pandemic levels across all our key markets in 2022.
•Unemployment declines to levels only slightly higher than existed pre-pandemic, with the exception of France where the downward trend in unemployment, related to structural changes to the labour market, resumes.
•Covid-19-related fiscal spending recedes in 2022 as fewer restrictions on activity allow fiscal support to be withdrawn. Deficits remain high in several countries as they embark on multi-year investment programmes to support recovery, productivity growth and climate transition.
•Inflation across many of our key markets remains elevated through 2022. Supply-driven price pressures persist through the first half of 2022 before gradually easing. In subsequent years, inflation quickly converges back towards central bank target rates.
•Policy interest rates in key markets rise gradually over our projection period, in line with economic recovery.
•The West Texas Intermediate oil price is forecast to average $62 per barrel over the projection period.
In the longer term, growth reverts back towards similar rates that existed prior to the pandemic, suggesting that the damage to long-term economic prospects is expected to be minimal.
The Central scenario was first created with forecasts available in November, and subsequently updated in December. Probability weights assigned to the Central scenario vary from 60% to 80% and reflect relative differences in uncertainty across markets.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario 2022–2026
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate
2022: Annual average growth rate	5.0	4.0	3.1	5.3	4.1	3.9	4.4	2.9
2023: Annual average growth rate	2.1	2.4	2.9	5.4	2.8	2.1	3.4	2.3
2024: Annual average growth rate	1.9	2.1	2.6	5.1	2.0	1.6	3.0	2.2
5-year average	2.5	2.5	2.7	5.1	2.5	2.1	3.2	2.3
Unemployment rate
2022: Annual average rate	4.5	4.2	4.1	3.8	6.3	8.0	3.1	4.0
2023: Annual average rate	4.3	3.8	3.6	3.7	5.9	7.7	3.0	3.9
2024: Annual average rate	4.2	3.8	3.5	3.8	5.8	7.6	2.9	3.8
5-year average	4.3	3.8	3.6	3.8	5.9	7.7	3.0	3.8
House price growth
2022: Annual average growth rate	5.5	10.3	3.4	0.3	6.4	4.9	4.9	5.8
2023: Annual average growth rate	3.3	5.4	2.4	4.7	2.8	4.6	—	5.0
2024: Annual average growth rate	3.3	3.7	2.0	4.9	2.1	4.0	2.1	4.4
5-year average	3.5	5.4	2.6	3.5	3.3	3.9	2.7	4.7
Short-term interest rate
2022: Annual average rate	1.0	0.5	0.5	3.1	1.1	(0.5)	1.1	7.2
2023: Annual average rate	1.3	1.1	1.1	3.2	2.0	(0.3)	1.7	8.1
2024: Annual average rate	1.2	1.5	1.6	3.4	2.2	(0.1)	2.2	8.0
5-year average	1.2	1.3	1.4	3.4	1.9	(0.2)	2.0	7.9
Probability	60	75	70	80	75	60	70	65
The graphs comparing the respective Central scenarios in the fourth quarters of 2020 and 2021 reveal the extent of economic dislocation that occurred in 2020 and compare current economic expectations with those held a year ago.
GDP growth: Comparison

UK
Note: Real GDP shown as year-on-year percentage change.

Hong Kong
Note: Real GDP shown as year-on-year percentage change.

US
Note: Real GDP shown as year-on-year percentage change.

Mainland China
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared with the Central scenario, the consensus Upside scenario features a faster recovery in economic activity during the first two years, before converging to long-run trend expectations.
The scenario is consistent with a number of key upside risk themes. These include the orderly and rapid global abatement of
Covid-19 via successful containment and ongoing vaccine efficacy; de-escalation of tensions between the US and China; continued fiscal and monetary support; and smooth relations between the UK and the EU.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario best outcome
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	9.9	(1Q22)	7.3	(3Q22)	10.3	(4Q22)	11.8	(4Q22)	9.1	(3Q22)	7.0	(2Q22)	10.8	(1Q22)	7.6	(3Q22)
Unemployment rate	3.0	(4Q23)	2.7	(2Q23)	2.7	(4Q23)	3.5	(1Q23)	5.0	(2Q23)	6.6	(4Q23)	2.3	(4Q23)	3.3	(3Q22)
House price growth	7.4	(2Q23)	14.8	(1Q22)	11.9	(4Q22)	8.2	(4Q22)	16.0	(4Q22)	6.8	(2Q22)	14.4	(2Q22)	9.6	(1Q23)
Short-term interest rate	0.7	(1Q22)	0.4	(1Q22)	0.6	(1Q22)	3.2	(1Q22)	0.9	(1Q22)	(0.5)	(1Q22)	0.9	(1Q22)	8.7	(1Q22)
Probability	10		5		5		5		10		10		5		5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario.
Downside scenarios
The progress of the pandemic and the ongoing public policy response continue to be a key sources of risk. Downside scenarios assume that new strains of the virus result in an acceleration in infection rates and increased pressure on public health services, necessitating restrictions on activity. The reimposition of such restrictions could be assumed to have a damaging effect on consumer and business confidence.
Government fiscal programmes in advanced economies in 2020 and 2021 were supported by accommodative actions taken by central banks. These measures have provided households and firms with significant support. An inability or unwillingness to continue with such support or the untimely withdrawal of support present a downside risk to growth.
While Covid-19 and related risks dominate the economic outlook, geopolitical risks also present a threat. These risks include:
•continued differences between the US and other countries with China, which could affect sentiment and restrict global economic activity;
•the re-emergence of social unrest in Hong Kong; and
•potential disagreements between the UK and the EU, which may hinder the ability to reach a more comprehensive agreement on trade and services, despite the Trade and Cooperation Agreement averting a disorderly UK departure.
The consensus Downside scenario
In the consensus Downside scenario, economic recovery is weaker compared with the Central scenario as key global risks, including the Covid-19 pandemic, escalate. Compared with the Central scenario, GDP growth is expected to be lower, unemployment rates rise moderately and asset and commodity prices fall, before gradually recovering towards their long-run trend expectations.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario worst outcome
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(0.5)	(3Q23)	0.0	(4Q22)	(1.0)	(4Q22)	2.3	(4Q22)	(0.5)	(4Q22)	0.5	(4Q23)	(2.0)	(4Q22)	(0.7)	(4Q22)
Unemployment rate	5.6	(4Q22)	5.6	(3Q22)	5.6	(2Q22)	4.0	(2Q22)	7.3	(3Q22)	9.1	(3Q22)	4.3	(3Q22)	4.8	(3Q22)
House price growth	(4.2)	(1Q23)	3.0	(4Q23)	(7.9)	(4Q22)	(3.7)	(2Q22)	(2.3)	(4Q22)	2.0	(4Q22)	(6.6)	(1Q23)	2.5	(1Q23)
Short-term interest rate	0.2	(4Q23)	0.3	(1Q22)	0.4	(1Q22)	2.9	(1Q22)	0.5	(3Q23)	(0.5)	(1Q22)	0.6	(4Q23)	4.6	(1Q22)
Probability	15		10		20		10		10		15		20		20
Note: Extreme point in the consensus Downside is 'worst outcome' in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario.
Downside 2 scenario
The Downside 2 scenario features a deep global recession. In this scenario, new Covid-19 variants emerge that cause infections to rise sharply in 2022, resulting in setbacks to vaccination programmes and the rapid imposition of restrictions on mobility and travel across some countries. The scenario also assumes governments and central banks are unable to significantly increase fiscal and monetary support, which results in abrupt corrections in labour and asset markets.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario worst outcome
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
	%		%		%		%		%		%		%		%
GDP growth rate	(4.6)	(4Q22)	(4.6)	(4Q22)	(8.2)	(4Q22)	(4.8)	(4Q22)	(13.9)	(4Q22)	(4.6)	(4Q22)	(12.5)	(4Q22)	(8.5)	(4Q22)
Unemployment rate	7.5	(2Q23)	10.6	(4Q23)	6.1	(4Q22)	5.4	(4Q23)	11.5	(2Q23)	10.0	(4Q23)	4.7	(2Q22)	5.9	(2Q23)
House price growth	(14.2)	(2Q23)	(6.2)	(4Q22)	(17.7)	(4Q22)	(24.8)	(4Q22)	(23.8)	(1Q23)	(6.0)	(2Q23)	(16.2)	(4Q22)	1.0	(2Q23)
Short-term interest rate	1.6	(2Q22)	1.3	(2Q22)	1.3	(2Q22)	4.0	(2Q22)	0.5	(3Q23)	0.4	(2Q22)	1.5	(2Q22)	9.6	(2Q22)
Probability	15		10		5		5		5		15		5		10
Note: Extreme point in the Downside 2 is 'worst outcome' in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario.
Scenario weighting
In reviewing the economic conjuncture, the level of uncertainty and risk, management has considered both global and country-specific factors. This has led management to assign scenario probabilities that are tailored to its view of uncertainty in individual markets.
To inform its view, management has considered the progression of the virus in individual countries, the speed of vaccine roll-outs, the degree of current and expected future government support and connectivity with other countries. Management has also been guided by the policy response and economic performance through the pandemic, as well as the evidence that economies have adapted as the virus has progressed.
A key consideration in the fourth quarter was the emergence of the new variant, Omicron. The virulence and severity of the new strain, in addition to the continued efficacy of vaccines against it, was unknown when the variant first emerged. Management therefore determined that uncertainty attached to forecasts had increased and sought to reflect this in scenario weightings.
China’s significant capacity to extend policy support to the economy and manage through Covid-19-related disruptions, led management to conclude that the outlook for mainland China was the least uncertain of all our key markets. The Central scenario was given an 80% probability while a total of 15% has been assigned to the two Downside scenarios.
In Hong Kong, the combination of recurrent outbreaks and the other risks outlined above led management to assign a 25% weight to the two Downside scenarios.
The UK and France faced the greatest economic uncertainties of our key markets. The emergence of Omicron exacerbated the rise in case rates and hospitalisations in both countries, necessitating the imposition of new restrictions. These increase uncertainties around economic growth and employment. Accordingly, the Central scenario was assigned a 60% weight in both countries. The two Downside scenarios were given a combined probability weighting of 30% for both the UK and France.
For the US, Canada and Mexico, connectivity across the three North American economies has been considered. For the US and Mexico, management similarly sought to reflect the increase in uncertainty by raising the probability weighting of the Downside 2 scenario. The two Downside scenarios combined have been given weights of between 20% and 30%. For Canada, the probability attached to the Downside 2 scenario was reduced. This follows from an adjustment to the methodology used for this scenario, which increased its overall severity. The change aligned the methodology to the global approach and weighting adjustments reflect the greater implied severity. In the UAE, the impact of the oil price on the economy and the ability of non-oil sectors to contribute to economic recovery have influenced the view of uncertainty. The Central scenario has been assigned between 65% and 75% weight for these four markets and, with risks perceived as being weighted to the downside, the two Downside scenarios have been given weights of between 15% and 30%.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in our four largest markets.

US

UK

Hong Kong

Mainland China
Critical accounting estimates and judgements
The calculation of ECL under IFRS 9 involves significant judgements, assumptions and estimates. Despite a general recovery in economic conditions during 2021, the level of estimation uncertainty and judgement has remained high during 2021 as a result of the ongoing economic effects of the Covid-19 pandemic and other sources of economic instability, including significant judgements relating to:
•the selection and weighting of economic scenarios, given rapidly changing economic conditions in an unprecedented manner, uncertainty as to the effect of government and central bank support measures designed to alleviate adverse economic impacts, and a wider distribution of economic forecasts than before the pandemic. The key judgements are the length of time over which the economic effects of the pandemic will occur, and the speed and shape of recovery. The main factors include the effectiveness of pandemic containment measures, the pace of roll-out and effectiveness of vaccines, and the emergence of new variants of the virus, plus a range of geopolitical uncertainties, which together represent a high degree of estimation uncertainty, particularly in assessing Downside scenarios;
•estimating the economic effects of those scenarios on ECL, where there is no observable historical trend that can be reflected in the models that will accurately represent the effects of the economic changes of the severity and speed brought about by the Covid-19 pandemic and the recovery from those conditions. Modelled assumptions and linkages between economic factors and credit losses may underestimate or overestimate ECL in these conditions, and there is significant uncertainty in the estimation of parameters such as collateral values and loss severity; and
•the identification of customers experiencing significant increases in credit risk and credit impairment, particularly where those customers have accepted payment deferrals and other reliefs designed to address short-term liquidity issues given muted default experience to date. The use of segmentation techniques for indicators of significant increases in credit risk involves significant estimation uncertainty.
How economic scenarios are reflected in ECL calculations
Models are used to reflect economic scenarios on ECL estimates. As described above, modelled assumptions and linkages based on historical information could not alone produce relevant information under the conditions experienced in 2021, and management judgemental adjustments were still required to support modelled outcomes.
We have developed globally consistent methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail credit risk. These standard approaches are described below, followed by the management judgemental adjustments made, including those to reflect the circumstances experienced in 2021.
For our wholesale portfolios, a global methodology is used for the estimation of the term structure of probability of default (‘PD’) and loss given default (‘LGD’). For PDs, we consider the correlation of forward economic guidance to default rates for a particular industry in a country. For LGD calculations, we consider the correlation of forward economic guidance to collateral values and realisation rates for a particular country and industry. PDs and LGDs are estimated for the entire term structure of each instrument.
For impaired loans, LGD estimates take into account independent recovery valuations provided by external consultants where available or internal forecasts corresponding to anticipated economic conditions and individual company conditions. In estimating the ECL on impaired loans that are individually considered not to be significant, we incorporate forward economic guidance proportionate to the probability-weighted outcome and the Central scenario outcome for non-stage 3 populations.
For our retail portfolios, the impact of economic scenarios on PD is modelled at a portfolio level. Historical relationships between observed default rates and macroeconomic variables are integrated into IFRS 9 ECL estimates by using economic response models. The impact of these scenarios on PD is modelled over a period equal to the remaining maturity of the underlying asset or assets. The impact on LGD is modelled for mortgage portfolios by forecasting future loan-to-value (‘LTV’) profiles for the remaining maturity of the asset by using national level forecasts of the house price index and applying the corresponding LGD expectation.
These models are based largely on historical observations and correlations with default rates. Management judgemental adjustments are described below.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are short-term increases or decreases to the ECL at either a customer, segment or portfolio level to account for late-breaking events, model and data limitations and deficiencies, and expert credit judgement applied following management review and challenge.
At 31 December 2021, management judgements were applied to reflect credit risk dynamics not captured by our models. The drivers of the management judgemental adjustments reflect the changing economic outlook and evolving risks across our geographies.
Where the macroeconomic and portfolio risk outlook continues to improve, supported by low levels of observed defaults, adjustments initially taken to reflect increased risk expectations have been retired or reduced.
However, other adjustments have increased where modelled outcomes are overly sensitive and not aligned to observed changes in the risk of the underlying portfolios during the pandemic, or where sector-specific risks are not adequately captured.
The effects of management judgemental adjustments are considered for balances and ECL when determining whether or not a significant increase in credit risk has occurred and are attributed or allocated to a stage as appropriate. This is in accordance with the internal adjustments framework.
Management judgemental adjustments are reviewed under the governance process for IFRS 9 (as detailed in the section ‘Credit risk management’ on page 173). Review and challenge focuses on the rationale and quantum of the adjustments with a further review carried out by the second line of defence where significant. For some management judgemental adjustments, internal frameworks establish the conditions under which these adjustments should no longer be required and as such are considered as part of the governance process. This internal governance process allows management judgemental adjustments to be reviewed regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
Management judgemental adjustments made in estimating the scenario-weighted reported ECL at 31 December 2021 are set out in the following table. The table includes adjustments in relation to data and model limitations, including those driven by late-breaking events and sector-specific risks and as a result of the regular process of model development and implementation.

Management judgemental adjustments to ECL at 31 December 2021[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Low-risk counterparties (banks, sovereigns and government entities)		(0.1)	(0.1)
Corporate lending adjustments		1.3	1.3
Retail lending probability of default adjustments			—
Retail model default timing adjustments			—
Macroeconomic-related adjustments			—
Pandemic-related economic recovery adjustments	0.2		0.2
Other retail lending adjustments	0.3		0.3
Total	0.5	1.2	1.7
.

Management judgemental adjustments to ECL at 31 December 2020[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Low-risk counterparties (banks, sovereigns and government entities)		(0.7)	(0.7)
Corporate lending adjustments		0.5	0.5
Retail lending probability of default adjustments	(0.8)		(0.8)
Retail model default timing adjustment	1.9		1.9
Macroeconomic-related adjustments	0.1		0.1
Pandemic-related economic recovery adjustments			—
Other retail lending adjustments	0.3		0.3
Total	1.5	(0.2)	1.3
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.
Management judgemental adjustments at 31 December 2021 were an increase to ECL of $1.2bn for the wholesale portfolio and an increase to ECL of $0.5bn for the retail portfolio.
During 2021, management judgemental adjustments reflected an evolving macroeconomic outlook and the relationship of the modelled ECL to this outlook and to late-breaking and sector-specific risks.
At 31 December 2021, wholesale management judgemental adjustments were an ECL increase of $1.2bn (31 December 2020: $0.2bn decrease).
•Adjustments relating to low credit-risk exposures decreased ECL by $0.1bn at 31 December 2021 (31 December 2020: $0.7bn decrease). These were mainly to highly rated banks, sovereigns and US government-sponsored entities, where modelled credit factors did not fully reflect the underlying fundamentals of these entities or the effect of government support and economic programmes in the Covid-19 environment. The decrease in adjustment impact relative to 31 December 2020 was mostly driven by increased alignment of modelled outcomes to management expectations following changes in systems and data.
•Adjustments to corporate exposures increased ECL by $1.3bn at 31 December 2021 (31 December 2020: $0.5bn increase). These principally reflected the outcome of management judgements for high-risk and vulnerable sectors in some of our key markets, supported by credit experts’ input, portfolio risk metrics, quantitative analyses and benchmarks. Considerations include risk of individual exposures under different macroeconomic scenarios and comparison of key risk metrics to pre-pandemic levels, resulting in either releases or increases to ECL in each geography. The increase in adjustment impact relative to 31 December 2020 was mostly driven by management judgements as a result of the effect of further improvement of macroeconomic scenarios on modelled outcomes and increased dislocation of modelled outcomes to management expectations for high-risk sectors and due to late-breaking events not fully reflected in the underlying data. The highest increase was observed in the real estate sector, including an adjustment to reflect the uncertainty of the higher risk Chinese commercial real estate offshore exposures, booked in Hong Kong, on account of tightening liquidity and increased refinancing risks resulting in the downgrade of even some previously highly rated borrowers.
At 31 December 2021, retail management judgemental adjustments were an ECL increase of $0.5bn (31 December 2020: $1.5bn increase).
•Pandemic-related economic recovery adjustments increased ECL by $0.2bn (31 December 2020: $0) to adjust for the effects of the volatile pace of recovery from the pandemic. This is where in management’s judgement, supported by quantitative analyses of portfolio and economic metrics, modelled outcomes are overly sensitive given the limited observed deterioration in the underlying portfolio during the pandemic.
•Other retail lending adjustments increased ECL by $0.3bn
(31 December 2020: $0.3bn increase). These were primarily to address areas such as model recalibration and redevelopment, customer relief and data limitations.
Economic scenarios sensitivity analysis of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting ECL.
The ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating ECL for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing more severe risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes ECL and financial instruments related to defaulted (stage 3) obligors. It is generally impracticable to separate the effect of macroeconomic factors in individual assessments of obligors in default. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Therefore, the sensitivity analysis to macroeconomic scenarios does not capture the residual estimation risk arising from wholesale stage 3 exposures.
For retail credit risk exposures, the sensitivity analysis includes ECL for loans and advances to customers related to defaulted obligors. This is because the retail ECL for secured mortgage portfolios including loans in all stages is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each scenario. The results tables exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared to personal and wholesale lending presented in other credit risk tables. Additionally, in both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risk profiles relative to the consensus scenarios for the period end.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	Gross carrying amount[2]	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 31 Dec 2021	$m	$m	$m	$m	$m	$m
UK	483,273	920	727	590	944	1,985
US	227,817	227	204	155	317	391
Hong Kong	434,608	767	652	476	984	1,869
Mainland China	120,627	149	113	36	216	806
Canada	85,117	151	98	61	150	1,121
Mexico	23,054	118	80	61	123	358
UAE	44,767	158	122	73	214	711
France	163,845	133	121	106	162	187

By geography at 31 Dec 2020
UK	430,555	2,077	1,514	1,026	2,271	3,869
US	201,263	369	314	219	472	723
Hong Kong	452,983	474	388	211	672	1,363
Mainland China	118,163	116	93	28	252	1,158
Canada	85,720	183	140	82	253	528
Mexico	25,920	246	222	177	285	437
UAE	44,777	250	241	190	330	536
France	164,899	117	109	97	131	238
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3    Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 198.
At 31 December 2021, the most significant level of ECL sensitivity was observed in Hong Kong, the UK and Canada. Real estate was the sector with higher sensitivity to a severe scenario, namely in Hong Kong and Canada. In the case of Hong Kong, the higher ECL sensitivity was mainly driven by increased uncertainty due to tightening liquidity and increased refinancing risks resulting in the downgrade of even some previously highly rated borrowers.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
ECL of loans and advances to customers at 31 December 2021	$m	$m	$m	$m	$m	$m
UK
Mortgages	155,084	191	182	175	197	231
Credit cards	8,084	439	381	330	456	987
Other	7,902	369	298	254	388	830
Mexico
Mortgages	4,972	123	116	106	130	164
Credit cards	1,167	141	134	122	150	176
Other	2,935	366	360	350	374	401
Hong Kong
Mortgages	96,697	—	—	—	—	—
Credit cards	7,644	218	206	154	231	359
Other	5,628	109	101	88	128	180
UAE
Mortgages	1,982	45	44	42	46	57
Credit cards	429	43	41	29	54	82
Other	615	19	18	13	21	25
France
Mortgages	23,159	63	62	62	63	64
Other	1,602	61	61	60	61	63
US
Mortgages	15,379	28	27	26	29	41
Credit cards	446	80	76	70	83	118
Canada
Mortgages	26,097	28	27	26	29	48
Credit cards	279	9	9	9	10	13
Other	1,598	19	18	17	19	27

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Central scenario ECL	Upside scenario ECL	Downside scenario ECL	Additional Downside scenario
ECL of loans and advances to customers at 31 December 2020	$m	$m	$m	$m	$m	$m
UK
Mortgages	146,478	197	182	172	205	221
Credit cards	7,869	857	774	589	904	1,084
Other	9,164	897	795	471	1,022	1,165
Mexico
Mortgages	3,896	111	101	79	136	167
Credit cards	1,113	260	255	243	269	290
Other	2,549	436	428	411	451	491
Hong Kong
Mortgages	89,943	—	—	—	—	—
Credit cards	7,422	266	259	247	277	405
Other	6,020	112	105	102	115	130
UAE
Mortgages	1,889	66	63	53	73	78
Credit cards	426	92	81	62	107	126
Other	683	38	37	33	41	46
France
Mortgages	24,565	68	68	68	69	70
Other	1,725	88	87	85	88	91
US
Mortgages	15,399	41	39	38	41	53
Credit cards	570	86	84	81	88	119
Canada
Mortgages	22,454	31	30	29	31	36
Credit cards	260	9	9	8	9	9
Other	1,775	22	21	20	24	28
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
At 31 December 2021, the most significant level of ECL sensitivity was observed in the UK, Mexico and Hong Kong. Mortgages reflected the lowest level of ECL sensitivity across most markets as collateral values remained resilient. Hong Kong mortgages had low levels of reported ECL due to the credit quality of the portfolio, and so presented sensitivity was negligible. Credit cards and other unsecured lending are more sensitive to economic forecasts, which improved during 2021.
Group ECL sensitivity results
The ECL impact of the scenarios and management judgemental adjustments are highly sensitive to movements in economic forecasts. Based upon the sensitivity tables presented above, if the Group ECL balance was estimated solely on the basis of the Central scenario, Downside scenario or the Downside 2 scenario at 31 December 2021, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 31 December 2021	$bn	$bn
Reported ECL	3.0	3.1
Scenarios
100% Consensus Central scenario	(0.2)	(0.6)
100% Consensus Upside scenario	(0.5)	(1.2)
100% Consensus Downside scenario	0.2	0.6
100% Downside 2 scenario	2.0	5.5

	Retail[1]	Wholesale
Total Group ECL at 31 December 2020	$bn	$bn
Reported ECL	4.5	4.5
Scenarios
100% Consensus Central scenario	(0.3)	(0.9)
100% Consensus Upside scenario	(1.0)	(2.0)
100% Consensus Downside scenario	0.3	1.0
100% Downside 2 scenario	1.3	5.9
1    On the same basis as retail and wholesale sensitivity analysis.
For both retail and wholesale portfolios, the reported ECL decreased since 31 December 2020. The relative sensitivity of the Group total consensus Central scenario remained relatively stable, while the Group total consensus Upside and consensus Downside sensitivities both reduced since 31 December 2020. The Group total Downside 2 scenario continues to present the highest level of sensitivity. The Group results are reflective of the improvement in economic expectations, inclusive of the continuing pandemic-related and sector-specific uncertainty
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represents the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating (‘CRR’)/probability of default (‘PD’) movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayment’ represent the impact from volume movements within the Group’s lending portfolio.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
Transfers of financial instruments:	21,107	(1,792)	(27,863)	2,601	6,756	(809)	—	—	—	—
– transfers from stage 1 to stage 2	(159,633)	527	159,633	(527)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	182,432	(2,279)	(182,432)	2,279	—	—	—	—	—	—
– transfers to stage 3	(2,345)	24	(6,478)	1,010	8,823	(1,034)	—	—	—	—
– transfers from stage 3	653	(64)	1,414	(161)	(2,067)	225	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	1,225	—	(596)	—	(34)	—	—	—	595
New financial assets originated or purchased	444,070	(553)	—	—	—	—	124	—	444,194	(553)
Assets derecognised (including final repayments)	(304,158)	174	(31,393)	489	(2,750)	458	(10)	6	(338,311)	1,127
Changes to risk parameters – further lending/repayment	(61,742)	547	(3,634)	498	(1,268)	576	(108)	12	(66,752)	1,633
Changes to risk parameters – credit quality	—	1,111	—	(1,012)	—	(2,354)	—	28	—	(2,227)
Changes to models used for ECL calculation	—	(17)	—	(33)	—	1	—	—	—	(49)
Assets written off	—	—	—	—	(2,610)	2,605	(7)	7	(2,617)	2,612
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange	(25,231)	26	(2,918)	45	(479)	157	(4)	1	(28,632)	229
Others[1]	(2,915)	53	(1,882)	85	(151)	16	—	(5)	(4,948)	149
At 31 Dec 2021	1,577,582	(1,557)	155,742	(3,326)	19,797	(6,928)	274	(64)	1,753,395	(11,875)
ECL income statement change for the period		2,487		(654)		(1,353)		46		526
Recoveries										409
Others										(111)
Total ECL income statement change for the period										824
1    Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale and a corresponding allowance for ECL of $123m, reflecting our exit of the domestic mass market retail banking in the US.

	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,753,395	(11,875)	824
Other financial assets measured at amortised cost	880,351	(193)	(19)
Non-trading reverse purchase agreement commitments	42,421	—	—
Performance and other guarantees not considered for IFRS 9	—	—	75
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,676,167	(12,068)	880
Debt instruments measured at FVOCI	347,203	(96)	48
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,164)	928
As shown in the previous table, the allowance for ECL for loans and advances to customers and banks and relevant loan commitments and financial guarantees decreased $3,516m during the period from $15,391m at 31 December 2020 to $11,875m at 31 December 2021.
This decrease was primarily driven by:
•$2,612m of assets written off;
•$2,207m relating to volume movements, which included the ECL allowance associated with new originations, assets derecognised and further lending/repayment;
•$595m relating to the net remeasurement impact of stage transfers; and
•foreign exchange and other movements of $378m.

These were partly offset by:
•$2,227m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages; and
•$49m of changes to models used for ECL calculation.
The ECL release for the period of $526m presented in the previous table consisted of $2,207m relating to underlying net book volume movement and $595m relating to the net remeasurement impact of stage transfers. This was partly offset by $2,227m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages and $49m in changes to models used for ECL calculation.
Summary views of the movement in wholesale and personal lending are presented on pages 201 and 215.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired				Total
	Stage 1		Stage 2		Stage 3		POCI
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	1,561,613	(1,464)	105,551	(2,441)	14,335	(5,121)	345	(99)	1,681,844	(9,125)
Transfers of financial instruments:	(129,236)	(1,122)	116,783	1,951	12,453	(829)	—	—	—	—
– transfers from stage 1 to stage 2	(298,725)	947	298,725	(947)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	172,894	(2,073)	(172,894)	2,073	—	—	—	—	—	—
– transfers to stage 3	(3,942)	30	(10,320)	986	14,262	(1,016)	—	—	—	—
– transfers from stage 3	537	(26)	1,272	(161)	(1,809)	187	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	907	—	(1,158)	—	(750)	—	—	—	(1,001)
New financial assets originated or purchased	437,836	(653)	—	—	—	—	25	(1)	437,861	(654)
Assets derecognised (including final repayments)	(313,347)	160	(37,409)	464	(3,430)	485	(23)	2	(354,209)	1,111
Changes to risk parameters – further lending/repayment	(83,147)	157	29,092	85	(597)	248	(50)	(2)	(54,702)	488
Changes to risk parameters – credit quality	—	(408)	—	(4,374)	—	(4,378)	—	(39)	—	(9,199)
Changes to models used for ECL calculation	—	134	—	294	—	5	—	—	—	433
Assets written off	—	—	—	—	(2,946)	2,944	(30)	30	(2,976)	2,974
Credit-related modifications that resulted in derecognition	—	—	—	—	(23)	7	—	—	(23)	7
Foreign exchange	32,808	(47)	9,123	(223)	633	(163)	4	(3)	42,568	(436)
Others	(76)	5	292	(1)	(1)	8	8	(1)	223	11
At 31 Dec 2020	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
ECL income statement change for the period		297		(4,689)		(4,390)		(40)		(8,822)
Recoveries										326
Others										(84)
Total ECL income statement change for the period										(8,580)

	At 31 Dec 2020		12 months ended 31 Dec 2020
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,750,586	(15,391)	(8,580)
Other financial assets measured at amortised cost	772,408	(175)	(95)
Non-trading reverse purchase agreement commitments	61,716	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(94)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	2,584,710	(15,566)	(8,769)
Debt instruments measured at FVOCI	399,717	(141)	(48)
Total allowance for ECL/total income statement ECL change for the period	n/a	(15,707)	(8,817)
Credit quality
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, although typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table on page 174.

Distribution of financial instruments by credit quality at 31 December 2021
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– personal	388,903	52,080	30,492	1,920	4,942	478,337	(3,103)	475,234
– corporate and commercial	124,819	158,938	188,858	27,194	13,730	513,539	(8,204)	505,335
– non-bank financial institutions	30,973	19,308	14,389	290	395	65,355	(110)	65,245
Loans and advances to banks held at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
Cash and balances at central banks	400,176	1,675	1,171	—	—	403,022	(4)	403,018
Items in the course of collection from other banks	4,122	10	4	—	—	4,136	—	4,136
Hong Kong Government certificates of indebtedness	42,578	—	—	—	—	42,578	—	42,578
Reverse repurchase agreements – non-trading	175,576	46,412	18,881	779	—	241,648	—	241,648
Financial investments	84,477	11,442	1,401	1	43	97,364	(62)	97,302
Prepayments, accrued income and other assets	67,097	12,109	11,685	408	304	91,603	(127)	91,476
– endorsements and acceptances	1,742	5,240	4,038	199	26	11,245	(17)	11,228
– accrued income and other	65,355	6,869	7,647	209	278	80,358	(110)	80,248
Debt instruments measured at fair value through other comprehensive income[1]	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
Out-of-scope for IFRS 9
Trading assets	101,879	16,254	20,283	678	134	139,228	—	139,228
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,438	723	4,455	150	—	11,766	—	11,766
Derivatives	146,748	42,717	6,691	719	7	196,882	—	196,882
Total gross carrying amount on balance sheet	1,966,925	378,003	315,007	34,344	19,601	2,713,880	(11,723)	2,702,157
Percentage of total credit quality	72.5%	13.9%	11.6%	1.3%	0.7%	100%
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
In-scope: Irrevocable loan commitments and financial guarantees	406,376	141,199	97,724	9,133	1,000	655,432	(441)	654,991
Loan and other credit-related commitments	62,701	65,031	56,446	3,327	332	187,837	—	187,837
Performance and other guarantees	31,510	32,193	19,265	2,027	539	85,534	(179)	85,355
Out-of-scope: Revocable loan commitments and non-financial guarantees	94,211	97,224	75,711	5,354	871	273,371	(179)	273,192
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2020 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	506,231	233,320	256,584	36,970	19,372	1,052,477	(14,490)	1,037,987
– personal	357,821	53,892	38,520	4,965	5,611	460,809	(4,731)	456,078
– corporate and commercial	120,971	158,601	203,560	30,718	13,238	527,088	(9,494)	517,594
– non-bank financial institutions	27,439	20,827	14,504	1,287	523	64,580	(265)	64,315
Loans and advances to banks held at amortised cost	71,318	5,496	3,568	1,276	—	81,658	(42)	81,616
Cash and balances at central banks	302,028	1,388	1,070	—	—	304,486	(5)	304,481
Items in the course of collection from other banks	4,079	9	6	—	—	4,094	—	4,094
Hong Kong Government certificates of indebtedness	40,420	—	—	—	—	40,420	—	40,420
Reverse repurchase agreements – non-trading	177,457	40,461	12,398	312	—	230,628	—	230,628
Financial investments	77,361	9,781	1,537	1	39	88,719	(80)	88,639
Prepayments, accrued income and other assets	81,886	10,129	11,570	298	178	104,061	(90)	103,971
– endorsements and acceptances	1,458	4,355	4,245	229	20	10,307	(30)	10,277
– accrued income and other	80,428	5,774	7,325	69	158	93,754	(60)	93,694
Debt instruments measured at fair value through other comprehensive income[1]	367,685	12,678	10,409	825	306	391,903	(141)	391,762
Out-of-scope for IFRS 9
Trading assets	117,972	14,694	20,809	829	43	154,347	—	154,347
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,440	2,378	1,827	109	—	10,754	—	10,754
Derivatives	243,005	54,581	8,709	1,359	72	307,726	—	307,726
Total gross carrying amount on balance sheet	1,995,882	384,915	328,487	41,979	20,010	2,771,273	(14,848)	2,756,425
Percentage of total credit quality	72.0%	13.9%	11.9%	1.5%	0.7%	100%
Loan and other credit-related commitments	400,911	157,339	90,784	9,668	1,081	659,783	(734)	659,049
Financial guarantees	6,356	5,194	5,317	1,247	270	18,384	(125)	18,259
In-scope: Irrevocable loan commitments and financial guarantees	407,267	162,533	96,101	10,915	1,351	678,167	(859)	677,308
Loan and other credit-related commitments	59,392	62,664	59,666	2,837	430	184,989	—	184,989
Performance and other guarantees	26,082	27,909	21,256	2,112	755	78,114	(226)	77,888
Out-of-scope: Revocable loan commitments and non-financial guarantees	85,474	90,573	80,922	4,949	1,185	263,103	(226)	262,877
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	544,695	230,326	233,739	29,404	19,067	1,057,231	(11,417)	1,045,814
– stage 1	537,642	206,645	169,809	4,840	—	918,936	(1,367)	917,569
– stage 2	7,053	23,681	63,930	24,560	—	119,224	(3,119)	116,105
– stage 3	—	—	—	—	18,797	18,797	(6,867)	11,930
– POCI	—	—	—	4	270	274	(64)	210
Loans and advances to banks at amortised cost	72,978	4,037	5,020	1,118	—	83,153	(17)	83,136
– stage 1	72,903	3,935	4,788	10	—	81,636	(14)	81,622
– stage 2	75	102	232	1,108	—	1,517	(3)	1,514
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	774,026	71,648	33,142	1,188	347	880,351	(193)	880,158
– stage 1	773,427	70,508	30,997	84	—	875,016	(91)	874,925
– stage 2	599	1,140	2,145	1,104	—	4,988	(54)	4,934
– stage 3	—	—	—	—	304	304	(42)	262
– POCI	—	—	—	—	43	43	(6)	37
Loan and other credit-related commitments	389,865	136,297	92,558	8,142	775	627,637	(379)	627,258
– stage 1	387,434	129,455	76,043	1,541	—	594,473	(165)	594,308
– stage 2	2,431	6,842	16,515	6,601	—	32,389	(174)	32,215
– stage 3	—	—	—	—	775	775	(40)	735
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	16,511	4,902	5,166	991	225	27,795	(62)	27,733
– stage 1	16,351	4,469	3,929	183	—	24,932	(11)	24,921
– stage 2	160	433	1,237	808	—	2,638	(30)	2,608
– stage 3	—	—	—	—	225	225	(21)	204
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	1,798,075	447,210	369,625	40,843	20,414	2,676,167	(12,068)	2,664,099
Debt instruments at FVOCI[1]
– stage 1	319,557	12,196	11,354	—	—	343,107	(67)	343,040
– stage 2	604	102	323	1,087	—	2,116	(22)	2,094
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	46	46	(7)	39
At 31 Dec 2021	320,161	12,298	11,677	1,087	46	345,269	(96)	345,173
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
(Audited)
	Gross carrying/notional amount
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	506,231	233,320	256,584	36,970	19,372	1,052,477	(14,490)	1,037,987
– stage 1	499,836	199,138	165,507	5,439	—	869,920	(1,974)	867,946
– stage 2	6,395	34,182	91,077	31,531	—	163,185	(4,965)	158,220
– stage 3	—	—	—	—	19,095	19,095	(7,439)	11,656
– POCI	—	—	—	—	277	277	(112)	165
Loans and advances to banks at amortised cost	71,318	5,496	3,568	1,276	—	81,658	(42)	81,616
– stage 1	71,126	5,098	3,357	73	—	79,654	(33)	79,621
– stage 2	192	398	211	1,203	—	2,004	(9)	1,995
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	683,231	61,768	26,581	611	217	772,408	(175)	772,233
– stage 1	682,412	61,218	24,532	54	—	768,216	(80)	768,136
– stage 2	819	550	2,049	557	—	3,975	(44)	3,931
– stage 3	—	—	—	—	177	177	(42)	135
– POCI	—	—	—	—	40	40	(9)	31
Loan and other credit-related commitments	400,911	157,339	90,784	9,668	1,081	659,783	(734)	659,049
– stage 1	396,028	143,600	63,592	1,265	—	604,485	(290)	604,195
– stage 2	4,883	13,739	27,192	8,403	—	54,217	(365)	53,852
– stage 3	—	—	—	—	1,080	1,080	(78)	1,002
– POCI	—	—	—	—	1	1	(1)	—
Financial guarantees	6,356	5,194	5,317	1,247	270	18,384	(125)	18,259
– stage 1	6,286	4,431	3,163	210	—	14,090	(37)	14,053
– stage 2	70	763	2,154	1,037	—	4,024	(62)	3,962
– stage 3	—	—	—	—	269	269	(26)	243
– POCI	—	—	—	—	1	1	—	1
At 31 Dec 2020	1,668,047	463,117	382,834	49,772	20,940	2,584,710	(15,566)	2,569,144
Debt instruments at FVOCI[1]
– stage 1	367,542	12,585	10,066	—	—	390,193	(88)	390,105
– stage 2	143	93	343	825	—	1,404	(20)	1,384
– stage 3	—	—	—	—	257	257	(23)	234
– POCI	—	—	—	—	49	49	(10)	39
At 31 Dec 2020	367,685	12,678	10,409	825	306	391,903	(141)	391,762
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.
Credit-impaired loans
(Audited)
We determine that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:
•contractual payments of either principal or interest are past due for more than 90 days;
•there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and
•the loan is otherwise considered to be in default. If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	925,652	(867)	88,169	(1,103)	9,289	(3,906)	345	(99)	1,023,455	(5,975)
Transfers of financial instruments	(113,217)	(493)	103,413	770	9,804	(277)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	476	—	(603)	—	(742)	—	—	—	(869)
Net new and further lending/repayments	10,451	(437)	(2,910)	141	(3,350)	583	(48)	(1)	4,143	286
Changes to risk parameters – credit quality	—	(261)	—	(2,349)	—	(3,120)	—	(39)	—	(5,769)
Changes to models used for ECL calculation	—	137	—	303	—	—	—	—	—	440
Assets written off	—	—	—	—	(1,537)	1,537	(30)	30	(1,567)	1,567
Credit-related modifications that resulted in derecognition	—	—	—	—	(23)	7	—	—	(23)	7
Foreign exchange and other	18,219	(20)	7,990	(157)	479	(123)	12	(4)	26,700	(304)
At 31 Dec 2020	841,105	(1,465)	196,662	(2,998)	14,662	(6,041)	279	(113)	1,052,708	(10,617)
ECL income statement change for the period		(85)		(2,508)		(3,279)		(40)		(5,912)
Recoveries										46
Others										(59)
Total ECL income statement change for the period										(5,925)
Collateral and other credit enhancements
(Audited)
Although collateral can be an important mitigant of credit risk, it is the Group’s practice to lend on the basis of the customer’s ability to meet their obligations out of cash flow resources rather than placing primary reliance on collateral and other credit risk enhancements. Depending on the customer’s standing and the type of product, facilities may be provided without any collateral or other credit enhancements. For other lending, a charge over collateral is obtained and considered in determining the credit decision and pricing. In the event of default, the Group may utilise the collateral as a source of repayment.
Depending on its form, collateral can have a significant financial effect in mitigating our exposure to credit risk. Where there is sufficient collateral, an expected credit loss is not recognised. This is the case for reverse repurchase agreements and for certain loans and advances to customers where the loan to value (‘LTV’) is very low.
Mitigants may include a charge on borrowers’ specific assets, such as real estate or financial instruments. Other credit risk mitigants include short positions in securities and financial assets held as part of linked insurance/investment contracts where the risk is predominantly borne by the policyholder. Additionally, risk may be managed by employing other types of collateral and credit risk enhancements, such as second charges, other liens and unsupported guarantees. Guarantees are normally taken from corporates and export credit agencies. Corporates would normally provide guarantees as part of a parent/subsidiary relationship and span a number of credit grades. The export credit agencies will normally be investment grade.
Certain credit mitigants are used strategically in portfolio management activities. While single name concentrations arise in portfolios managed by Global Banking and Corporate Banking, it is only in Global Banking that their size requires the use of portfolio level credit mitigants. Across Global Banking, risk limits and utilisations, maturity profiles and risk quality are monitored and managed proactively. This process is key to the setting of risk appetite for these larger, more complex, geographically distributed customer groups. While the principal form of risk management continues to be at the point of exposure origination, through the lending decision-making process, Global Banking also utilises loan sales and credit default swap (‘CDS’) hedges to manage concentrations and reduce risk. These transactions are the responsibility of a dedicated Global Banking portfolio management team. Hedging activity is carried out within agreed credit parameters, and is subject to market risk limits and a robust governance structure. Where applicable, CDSs are entered into directly with a central clearing house counterparty. Otherwise, the Group’s exposure to CDS protection providers is diversified among mainly banking counterparties with strong credit ratings.
CDS mitigants are held at portfolio level and are not included in the expected credit loss calculations. CDS mitigants are not reported in the following tables.
Collateral on loans and advances
Collateral held is analysed separately for commercial real estate and for other corporate, commercial and financial (non-bank) lending. The following tables include off-balance sheet loan commitments, primarily undrawn credit lines.
The collateral measured in the following tables consists of fixed first charges on real estate, and charges over cash and marketable financial instruments. The values in the tables represent the expected market value on an open market basis. No adjustment has been made to the collateral for any expected costs of recovery. Marketable securities are measured at their fair value.
Other types of collateral such as unsupported guarantees and floating charges over the assets of a customer’s business are not measured in the following tables. While such mitigants have value, often providing rights in insolvency, their assignable value is not sufficiently certain and they are therefore assigned no value for disclosure purposes.
The LTV ratios presented are calculated by directly associating loans and advances with the collateral that individually and uniquely supports each facility. When collateral assets are shared by multiple loans and advances, whether specifically or, more generally, by way of an all monies charge, the collateral value is pro-rated across the loans and advances protected by the collateral.
For credit-impaired loans, the collateral values cannot be directly compared with impairment allowances recognised. The LTV figures use open market values with no adjustments. Impairment allowances are calculated on a different basis, by considering other cash flows and adjusting collateral values for costs of realising collateral as explained further on page 352.
Commercial real estate loans and advances
The value of commercial real estate collateral is determined by using a combination of external and internal valuations and physical inspections. For commercial real estate, where the facility exceeds regulatory threshold requirements, Group policy requires an independent review of the valuation at least every three years, or more frequently as the need arises.
In Hong Kong, market practice is typically for lending to major property companies to be either secured by guarantees or unsecured. In Europe, facilities of a working capital nature are generally not secured by a first fixed charge, and are therefore disclosed as not collateralised.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	665,346	(866)	26,770	(2,405)	5,762	(1,503)	697,878	(4,774)
Transfers of financial instruments	1,822	(1,154)	(4,502)	1,713	2,680	(559)	—	—
Net remeasurement of ECL arising from transfer of stage	—	825	—	(363)	—	(7)	—	455
Net new and further lending/repayments	39,946	148	(2,877)	533	(1,517)	270	35,552	951
Change in risk parameters – credit quality	—	318	—	(778)	—	(1,007)	—	(1,467)
Changes to models used for ECL calculation	—	(2)	—	—	—	1	—	(1)
Assets written off	—	—	—	—	(1,525)	1,520	(1,525)	1,520
Foreign exchange and other[1]	(11,274)	36	(1,190)	79	(289)	59	(12,753)	174
At 31 Dec 2021	695,840	(695)	18,201	(1,221)	5,111	(1,226)	719,152	(3,142)
ECL income statement change for the period		1,289		(608)		(743)		(62)
Recoveries								355
Other								(9)
Total ECL income statement change for the period								284
1 Total includes $3.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale and a corresponding allowance for ECL of $123m, reflecting our exit of the domestic mass market retail banking in the US.
As shown in the above table, the allowance for ECL for loans and advances to customers and relevant loan commitments and financial guarantees decreased $1,632m during the period from $4,774m at 31 December 2020 to $3,142m at 31 December 2021.
This decrease was primarily driven by:
•$1,520m of assets written off;
•$951m relating to volume movements, which included the ECL allowance associated with new originations, assets derecognised and further lending/repayment;
•$455m relating to the net remeasurement impact of stage transfers; and
•foreign exchange and other movements of $174m.
These were partly offset by:
•$1,467m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages.
The ECL charge for the period of $62m presented in the above table consisted of $1,467m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages. This was partly offset by $951m relating to underlying net book volume movements and $455m relating to the net remeasurement impact of stage transfers.
The net transfer of gross carrying/nominal amounts to stage 1 of $1,822m reflects the overall improvement in the economic outlook as the effects of the Covid-19 outbreak subsided. It was primarily driven by $2,854m in Europe and $1,074m in North America, and was partly offset by a net transfer out of stage 1 of $2,346m in Asia, mainly driven by management judgemental adjustments primarily in Hong Kong during 1H21.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	635,961	(597)	17,382	(1,338)	5,046	(1,215)	658,389	(3,150)
Transfers of financial instruments	(16,019)	(629)	13,370	1,181	2,649	(552)	—	—
Net remeasurement of ECL arising from transfer of stage	—	431	—	(555)	—	(8)	—	(132)
Net new and further lending/repayments	30,891	101	(5,407)	408	(677)	150	24,807	659
Change in risk parameters – credit quality	—	(147)	—	(2,025)	—	(1,258)	—	(3,430)
Changes to models used for ECL calculation	—	(3)	—	(9)	—	5	—	(7)
Assets written off	—	—	—	—	(1,409)	1,407	(1,409)	1,407
Foreign exchange and other	14,513	(22)	1,425	(67)	153	(32)	16,091	(121)
At 31 Dec 2020	665,346	(866)	26,770	(2,405)	5,762	(1,503)	697,878	(4,774)
ECL income statement change for the period		382		(2,181)		(1,111)		(2,910)
Recoveries								280
Other								(25)
Total ECL income statement change for the period								(2,655)
Collateral on loans and advances
(Audited)
The following table provides a quantification of the value of fixed charges we hold over specific assets where we have a history of enforcing, and are able to enforce, collateral in satisfying a debt in the event of the borrower failing to meet its contractual obligations, and where the collateral is cash or can be realised by sale in an established market. The collateral valuation excludes any adjustments for obtaining and selling the collateral and, in particular, loans shown as not collateralised or partially collateralised may also benefit from other forms of credit mitigants.
HSBC Holdings
(Audited)
Risk in HSBC Holdings is overseen by the HSBC Holdings Asset and Liability Management Committee. The major risks faced by HSBC Holdings are credit risk, liquidity risk and market risk (in the form of interest rate risk and foreign exchange risk).
Credit risk in HSBC Holdings primarily arises from transactions with Group subsidiaries and its investments in those subsidiaries.
In HSBC Holdings, the maximum exposure to credit risk arises from two components:
•financial instruments on the balance sheet (see page 343); and
•financial guarantees and similar contracts, where the maximum exposure is the maximum that we would have to pay if the guarantees were called upon (see Note 32).
In the case of our derivative balances, we have amounts with a legally enforceable right of offset in the case of counterparty default that are not included in the carrying value. These offsets also include collateral received in cash and other financial assets.
The total offset relating to our derivative balances was $1.6bn at 31 December 2021 (2020: $1.7bn).
The credit quality of loans and advances and financial investments, both of which consist of intra-Group lending and US Treasury bills and bonds, is assessed as ‘strong’, with 100% of the exposure being neither past due nor impaired (2020: 100%). For further details of credit quality classification, see page 174.
Approach and policy
(Audited)
Our objective in the management of treasury risk is to maintain appropriate levels of capital, liquidity, funding, foreign exchange and market risk to support our business strategy, and meet our regulatory and stress testing-related requirements.
Our approach to treasury management is driven by our strategic and organisational requirements, taking into account the regulatory, economic and commercial environment. We aim to maintain a strong capital and liquidity base to support the risks inherent in our business and invest in accordance with our strategy, meeting both consolidated and local regulatory requirements at all times.
Our policy is underpinned by our risk management framework, our internal capital adequacy assessment process (‘ICAAP’) and our internal liquidity adequacy assessment process (‘ILAAP’). The risk framework incorporates a number of measures aligned to our assessment of risks for both internal and regulatory purposes. These risks include credit, market, operational, pensions, non-trading book foreign exchange risk, and interest rate risk in the banking book.
For further details, refer to our Pillar 3 Disclosures at 31 December 2021.
At 31 December 2021, our common equity tier 1 (‘CET1’) capital ratio decreased to 15.8% from 15.9% at 31 December 2020. RWAs decreased due to RWA reductions under the transformation programme and favourable movements in asset quality. CET1 capital fell due to higher regulatory deductions and fair value movements net of capital generation.
Own funds
The $3.5bn fall in CET1 capital was mainly as a result of:
•a $2.9bn net increase in deductions for excess expected loss, investment in financial sector entities and defined benefit pension assets surplus;
•$2.5bn unfavourable foreign currency translation differences; and
•a $2.2bn decrease in fair value through other comprehensive income reserve.
These decreases were partly offset by capital generation of $3.9bn through profits net of share buy-back, foreseeable dividend and dividends paid.
Our Pillar 2A requirement at 31 December 2021, as per the PRA’s Individual Capital Requirement based on a point-in-time assessment, was $22.5bn, equivalent to 2.7% of RWAs, of which 1.5% was required to be met by CET1. With effect from 31 December 2021, structural foreign exchange risk is capitalised in RWAs under Pillar 1, with a consequent reduction in Pillar 2A. Going forward, structural foreign exchange risk will be assessed for Pillar 2A in the same manner as other risks capitalised under Pillar 1.

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec
		2021	2020
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	23,513	23,219
	– ordinary shares	23,513	23,219
2	Retained earnings[1]	121,059	126,314
3	Accumulated other comprehensive income (and other reserves)	8,273	9,768
5	Minority interests (amount allowed in consolidated CET1)	4,186	4,079
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	5,887	(252)
6	Common equity tier 1 capital before regulatory adjustments[1]	162,918	163,128
28	Total regulatory adjustments to common equity tier 1[1]	(30,353)	(27,078)
29	Common equity tier 1 capital	132,565	136,050
36	Additional tier 1 capital before regulatory adjustments	23,787	24,183
43	Total regulatory adjustments to additional tier 1 capital	(60)	(60)
44	Additional tier 1 capital	23,727	24,123
45	Tier 1 capital	156,292	160,173
51	Tier 2 capital before regulatory adjustments	23,018	25,722
57	Total regulatory adjustments to tier 2 capital	(1,524)	(1,472)
58	Tier 2 capital	21,494	24,250
59	Total capital	177,786	184,423
*    The references identify the lines prescribed in the European Banking Authority (‘EBA’) template, which are applicable and where there is a value.
1The figures for 31 December 2020 have been restated to reflect the reclassification of the IFRS 9 transitional adjustment from retained earnings (within row 6) to ‘Total regulatory adjustments to common equity tier 1’ (row 28).
Value at risk
(Audited)
VaR is a technique for estimating potential losses on risk positions as a result of movements in market rates and prices over a specified time horizon and to a given level of confidence. The use of VaR is integrated into market risk management and calculated for all trading positions regardless of how we capitalise them. In addition, we calculate VaR for non-trading portfolios to have a complete picture of risk. Where we do not calculate VaR explicitly, we use alternative tools as summarised in the ‘Stress testing’ section below.
Our models are predominantly based on historical simulation that incorporates the following features:
•historical market rates and prices, which are calculated with reference to foreign exchange rates, commodity prices, interest rates, equity prices and the associated volatilities;
•potential market movements that are calculated with reference to data from the past two years; and
•calculations to a 99% confidence level and using a one-day holding period.
The models also incorporate the effect of option features on the underlying exposures. The nature of the VaR models means that an increase in observed market volatility will lead to an increase in VaR without any changes in the underlying positions.
VaR model limitations
Although a valuable guide to risk, VaR is used with awareness of its limitations. For example:
•The use of historical data as a proxy for estimating future market moves may not encompass all potential market events, particularly those that are extreme in nature.
•The use of a one-day holding period for risk management purposes of trading and non-trading books assumes that this short period is sufficient to hedge or liquidate all positions.
•The use of a 99% confidence level by definition does not take into account losses that might occur beyond this level of confidence.
•VaR is calculated on the basis of exposures outstanding at the close of business and therefore does not reflect intra-day exposures.
Risk not in VaR framework
The risks not in VaR (‘RNIV’) framework captures and capitalises material market risks that are not adequately covered in the VaR model.
Risk factors are reviewed on a regular basis and are either incorporated directly in the VaR models, where possible, or quantified through either the VaR-based RNIV approach or a stress test approach within the RNIV framework. While VaR-based RNIVs are calculated by using historical scenarios, stress-type RNIVs are estimated on the basis of stress scenarios whose severity is calibrated to be in line with the capital adequacy requirements. The outcome of the VaR-based RNIV approach is included in the overall VaR calculation but excluded from the VaR measure used for regulatory back-testing. In addition, the stressed VaR measure also includes risk factors considered in the VaR-based RNIV approach.
Stress-type RNIVs include a deal contingent derivatives capital charge to capture risk for these transactions and a de-peg risk measure to capture risk to pegged and heavily managed currencies.
Stress testing
Stress testing is an important procedure that is integrated into our market risk management framework to evaluate the potential impact on portfolio values of more extreme, although plausible, events or movements in a set of financial variables. In such scenarios, losses can be much greater than those predicted by VaR modelling.
Stress testing is implemented at legal entity, regional and overall Group levels. A set of scenarios is used consistently across all regions within the Group. The risk appetite around potential stress losses for the Group is set and monitored against a referral limit.
Market risk reverse stress tests are designed to identify vulnerabilities in our portfolios by looking for scenarios that lead to loss levels considered severe for the relevant portfolio. These scenarios may be quite local or idiosyncratic in nature, and complement the systematic top-down stress testing.
Stress testing and reverse stress testing provide senior management with insights regarding the ‘tail risk’ beyond VaR, for which our appetite is limited.
The Group non-trading VaR for 2021 is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2021	216.4	70.3	(66.3)	220.4
Average	200.7	76.9	(40.3)	237.3
Maximum	248.7	99.3	—	298.8
Minimum	163.3	64.7	—	193.5

Balance at 31 Dec 2020	166.6	87.0	(5.7)	247.8
Average	150.2	82.5	(42.0)	190.7
Maximum	196.4	133.4	—	274.6
Minimum	59.0	44.2	—	79.7
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2    The total VaR is non-additive across risk types due to diversification effects.
Governance and structure
(Audited)
Insurance manufacturing risks are managed to a defined risk appetite, which is aligned to the Group’s risk appetite and risk management framework, including its three lines of defence model. For details of the Group’s governance framework, see page 146. The Global Insurance Risk Management Meeting oversees the control framework globally and is accountable to the WPB Risk Management Meeting on risk matters relating to the insurance business.
The monitoring of the risks within our insurance operations is carried out by Insurance Risk teams. The Group’s risk stewardship functions support the Insurance Risk teams in their respective areas of expertise.
Stress and scenario testing
(Audited)
Stress testing forms a key part of the risk management framework for the insurance business. We participate in local and Group-wide regulatory stress tests, as well as internally developed stress and scenario tests, including Group internal stress test exercises.
The results of these stress tests and the adequacy of management action plans to mitigate these risks are considered in the Group’s ICAAP and the entities’ regulatory Own Risk and Solvency Assessments (‘ORSAs’).
Key risk management processes
Market risk
(Audited)
All our insurance manufacturing subsidiaries have market risk mandates and limits that specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk that they may retain. They manage market risk by using, among others, some or all of the techniques listed below, depending on the nature of the contracts written:
•We are able to adjust bonus rates to manage the liabilities to policyholders for products with discretionary participating features (‘DPF’). The effect is that a significant portion of the market risk is borne by the policyholder.
•We use asset and liability matching where asset portfolios are structured to support projected liability cash flows. The Group manages its assets using an approach that considers asset quality, diversification, cash flow matching, liquidity, volatility and target investment return. We use models to assess the effect of a range of future scenarios on the values of financial assets and associated liabilities, and ALCOs employ the outcomes in determining how best to structure asset holdings to support liabilities.
•We use derivatives to protect against adverse market movements.
•We design new products to mitigate market risk, such as changing the investment return sharing portion between policyholders and the shareholder.
•We exit, to the extent possible, investment portfolios whose risk is considered unacceptable.
Credit risk
(Audited)
Our insurance manufacturing subsidiaries also have credit risk mandates and limits within which they are permitted to operate, which consider the credit risk exposure, quality and performance of their investment portfolios. Our assessment of the creditworthiness of issuers and counterparties is based primarily upon internationally recognised credit ratings and other publicly available information.
Stress testing is performed on investment credit exposures using credit spread sensitivities and default probabilities.
We use a number of tools to manage and monitor credit risk. These include a credit report containing a watch-list of investments with current credit concerns, primarily investments that may be at risk of future impairment or where high concentrations to counterparties are present in the investment portfolio. Sensitivities to credit spread risk are assessed and monitored regularly.
Capital and liquidity risk
(Audited)
Capital risk for our insurance manufacturing subsidiaries is assessed in the Group’s ICAAP based on their financial capacity to support the risks to which they are exposed. Capital adequacy is assessed on both the Group’s economic capital basis, and the relevant local insurance regulatory basis. The Group’s economic capital basis is largely aligned to European Solvency II regulations, other than in Hong Kong where this is based on the emerging Hong Kong risk based capital regulations.
Risk appetite buffers are set to ensure that the operations are able to remain solvent on both bases, allowing for business-as-usual volatility and extreme but plausible stress events.
Liquidity risk is managed by cash flow matching and maintaining sufficient cash resources, investing in high credit-quality investments with deep and liquid markets, monitoring investment concentrations and restricting them where appropriate, and establishing committed contingency borrowing facilities.
Insurance manufacturing subsidiaries complete quarterly liquidity risk reports and an annual review of the liquidity risks to which they are exposed.
Insurance manufacturing operations risk in 2021
Measurement
The following tables show the composition of assets and liabilities by contract type and by geographical region.

Balance sheet of insurance manufacturing subsidiaries by type of contract[1]
(Audited)
	With DPF	Unit-linked	Other contracts[2]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	88,969	8,881	19,856	9,951	127,657
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,669	8,605	3,581	1,827	44,682
– derivatives	129	1	15	2	147
– financial investments at amortised cost	42,001	61	14,622	4,909	61,593
– financial investments at fair value through other comprehensive income	10,858	—	459	1,951	13,268
– other financial assets[3]	5,312	214	1,179	1,262	7,967
Reinsurance assets	2,180	72	1,666	3	3,921
PVIF[4]	—	—	—	9,453	9,453
Other assets and investment properties	2,558	1	206	820	3,585
Total assets	93,707	8,954	21,728	20,227	144,616
Liabilities under investment contracts designated at fair value	—	2,297	3,641	—	5,938
Liabilities under insurance contracts	89,492	6,558	16,757	—	112,807
Deferred tax[5]	179	9	24	1,418	1,630
Other liabilities	—	—	—	7,269	7,269
Total liabilities	89,671	8,864	20,422	8,687	127,644
Total equity	—	—	—	16,972	16,972
Total liabilities and equity at 31 Dec 2021	89,671	8,864	20,422	25,659	144,616

Financial assets	84,478	8,802	18,932	8,915	121,127
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	26,002	8,558	3,508	1,485	39,553
– derivatives	262	3	13	3	281
– financial investments at amortised cost	39,891	30	13,984	4,521	58,426
– financial investments at fair value through other comprehensive income	12,531	—	459	1,931	14,921
– other financial assets[3]	5,792	211	968	975	7,946
Reinsurance assets	2,256	65	1,447	2	3,770
PVIF[4]	—	—	—	9,435	9,435
Other assets and investment properties	2,628	1	227	721	3,577
Total assets	89,362	8,868	20,606	19,073	137,909
Liabilities under investment contracts designated at fair value	—	2,285	4,100	—	6,385
Liabilities under insurance contracts	84,931	6,503	15,827	—	107,261
Deferred tax[5]	145	5	25	1,400	1,575
Other liabilities	—	—	—	7,244	7,244
Total liabilities	85,076	8,793	19,952	8,644	122,465
Total equity	—	—	—	15,444	15,444
Total liabilities and equity at 31 Dec 2020	85,076	8,793	19,952	24,088	137,909
1Balance sheet of insurance manufacturing operations is shown before elimination of inter-company transactions with HSBC non-insurance operations.
2‘Other contracts’ includes term insurance, credit life insurance, universal life insurance and investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Balance sheet of insurance manufacturing subsidiaries by geographical region[1,2]
(Audited)
	Europe	Asia	Latin America	Total
	$m	$m	$m	$m
Financial assets	34,264	92,535	858	127,657
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,030	25,248	404	44,682
– derivatives	65	82	—	147
– financial investments – at amortised cost	1,161	60,389	43	61,593
– financial investments – at fair value through other comprehensive income	12,073	817	378	13,268
– other financial assets[3]	1,935	5,999	33	7,967
Reinsurance assets	213	3,703	5	3,921
PVIF[4]	1,098	8,177	178	9,453
Other assets and investment properties	1,091	2,431	63	3,585
Total assets	36,666	106,846	1,104	144,616
Liabilities under investment contracts designated at fair value	1,396	4,542	—	5,938
Liabilities under insurance contracts	30,131	81,840	836	112,807
Deferred tax[5]	250	1,357	23	1,630
Other liabilities	2,711	4,523	35	7,269
Total liabilities	34,488	92,262	894	127,644
Total equity	2,178	14,584	210	16,972
Total liabilities and equity at 31 Dec 2021	36,666	106,846	1,104	144,616

Financial assets	34,768	85,259	1,100	121,127
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	17,184	22,099	270	39,553
– derivatives	107	174	—	281
– financial investments – at amortised cost	531	57,420	475	58,426
– financial investments – at fair value through other comprehensive income	13,894	706	321	14,921
– other financial assets[3]	3,052	4,860	34	7,946
Reinsurance assets	245	3,521	4	3,770
PVIF[4]	884	8,390	161	9,435
Other assets and investment properties	1,189	2,332	56	3,577
Total assets	37,086	99,502	1,321	137,909
Liabilities under investment contracts designated at fair value	1,288	5,097	—	6,385
Liabilities under insurance contracts	31,153	74,994	1,114	107,261
Deferred tax[5]	204	1,348	23	1,575
Other liabilities	2,426	4,800	18	7,244
Total liabilities	35,071	86,239	1,155	122,465
Total equity	2,015	13,263	166	15,444
Total liabilities and equity at 31 Dec 2020	37,086	99,502	1,321	137,909
1HSBC has no insurance manufacturing subsidiaries in the Middle East and North Africa or North America.
2Balance sheet of insurance manufacturing operations is shown before elimination of inter-company transactions with HSBC non-insurance operations.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting HSBC’s capital or profit. Market factors include interest rates, equity and growth assets and foreign exchange rates.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are contracts with discretionary participating features (‘DPF’). These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which discretionary bonuses are added if allowed by the overall performance of the funds. These funds are primarily invested in fixed interest, with a proportion allocated to other asset classes to provide customers with the potential for enhanced returns.
DPF products expose HSBC to the risk of variation in asset returns, which will impact our participation in the investment performance.
In addition, in some scenarios the asset returns can become insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by HSBC. Amounts are held against the cost of such guarantees, calculated by stochastic modelling.
The cost of such guarantees is accounted for as a deduction from the present value of in-force ('PVIF') asset, unless the cost of such guarantees is already explicitly allowed for within the insurance contract liabilities.
The following table shows the total reserve held for the cost of guarantees, the range of investment returns on assets supporting these products and the implied investment return that would enable the business to meet the guarantees.
The cost of guarantees decreased to $938m (2020: $1,105m) primarily due to the increase in swap rates and positive equity performance in France and Hong Kong.
For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains, as fees earned are related to the market value of the linked assets.

Financial return guarantees
(Audited)
	2021			2020
	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	%	%	$m	%	%	$m
Capital	0.0	0.7–3.2	220	0.0	0.7–3.2	277
Nominal annual return	0.1–1.9	2.3–3.6	423	0.1–1.9	2.3–3.6	515
Nominal annual return	2.0-3.9	2.0–4.5	183	2.0–3.9	2.0–4.5	180
Nominal annual return	4.0–5.0	2.0–4.2	112	4.0–5.0	2.0–4.2	133
At 31 Dec			938			1,105

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2021		2020
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(2)	(142)	(67)	(188)
-100 basis point parallel shift in yield curves	(154)	(9)	(68)	58
10% increase in equity prices	369	369	332	332
10% decrease in equity prices	(377)	(377)	(338)	(338)
10% increase in US dollar exchange rate compared with all currencies	80	80	84	84
10% decrease in US dollar exchange rate compared with all currencies	(80)	(80)	(84)	(84)
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main areas for our insurance manufacturers:
•risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and
•risk of default by reinsurance counterparties and non-reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 248.
The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher (as defined on page 174), with 100% of the exposure being neither past due nor impaired (2020: 100%).
Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholder. Therefore, our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds. The credit quality of insurance financial assets is included in the table on page 191.
The risk associated with credit spread volatility is to a large extent mitigated by holding debt securities to maturity, and sharing a degree of credit spread experience with policyholders.
Liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost.
The following table shows the expected undiscounted cash flows for insurance liabilities at 31 December 2021. The liquidity risk exposure is wholly borne by the policyholder in the case of unit-linked business and is shared with the policyholder for non-linked insurance.
The profile of the expected maturity of insurance contracts at 31 December 2021 remained comparable with 2020.
The remaining contractual maturity of investment contract liabilities is included in Note 29 on page 401.

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1–5 years	5–15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	1,346	2,605	3,159	2,293	9,403
With DPF and Other contracts	8,803	31,334	51,891	94,168	186,196
At 31 Dec 2021	10,149	33,939	55,050	96,461	195,599

Unit-linked	1,407	3,097	2,976	2,099	9,579
With DPF and Other contracts	8,427	30,156	51,383	75,839	165,805
At 31 Dec 2020	9,834	33,253	54,359	77,938	175,384
Sensitivities
(Audited)
The following table shows the sensitivity of profit and total equity to reasonably possible changes in non-economic assumptions across all our insurance manufacturing subsidiaries.
Mortality and morbidity risk is typically associated with life insurance contracts. The effect on profit of an increase in mortality or morbidity depends on the type of business being written.
Sensitivity to lapse rates depends on the type of contracts being written. For a portfolio of term assurance, an increase in lapse rates typically has a negative effect on profit due to the loss of future income on the lapsed policies. However, some contract lapses have a positive effect on profit due to the existence of policy surrender charges. We are most sensitive to a change in lapse rates on unit-linked and universal life contracts.
Expense rate risk is the exposure to a change in the allocated cost of administering insurance contracts. To the extent that increased expenses cannot be passed on to policyholders, an increase in expense rates will have a negative effect on our profits. This risk is generally greatest for our smaller entities.

Sensitivity analysis
(Audited)
	2021	2020
	$m	$m
Effect on profit after tax and total equity at 31 Dec
Effect on profit after tax and total equity at 10% increase in mortality and/or morbidity rates	(112)	(93)
Effect on profit after tax and total equity at 10% decrease in mortality and/or morbidity rates	115	98
Effect on profit after tax and total equity at 10% increase in lapse rates	(115)	(111)
Effect on profit after tax and total equity at 10% decrease in lapse rates	129	128
Effect on profit after tax and total equity at 10% increase in expense rates	(108)	(117)
Effect on profit after tax and total equity at 10% decrease in expense rates	107	115

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	841,105	(1,465)	196,662	(2,998)	14,662	(6,041)	279	(113)	1,052,708	(10,617)
Transfers of financial instruments	19,285	(638)	(23,361)	888	4,076	(250)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	400	—	(233)	—	(27)	—	—	—	140
Net new and further lending/ repayments	38,224	20	(32,150)	454	(2,501)	764	6	18	3,579	1,256
Change in risk parameters – credit quality	—	793	—	(234)	—	(1,347)	—	28	—	(760)
Changes to models used for ECL calculation	—	(15)	—	(33)	—	—	—	—	—	(48)
Assets written off	—	—	—	—	(1,085)	1,085	(7)	7	(1,092)	1,092
Credit-related modifications that resulted in derecognition	—	—	—	—	(125)	—	—	—	(125)	—
Foreign exchange and other	(16,872)	43	(3,610)	51	(341)	114	(4)	(4)	(20,827)	204
At 31 Dec 2021	881,742	(862)	137,541	(2,105)	14,686	(5,702)	274	(64)	1,034,243	(8,733)
ECL income statement change for the period		1,198		(46)		(610)		46		588
Recoveries										54
Others										(102)
Total ECL income statement change for the period										540
As shown in the above table, the allowance for ECL for loans and advances to customers and banks and relevant loan commitments and financial guarantees decreased $1,884m during the period from $10,617m at 31 December 2020 to $8,733m at 31 December 2021.
This decrease was primarily driven by:
•$1,256m relating to volume movements, which included the ECL allowance associated with new originations, assets derecognised and further lending/repayments;
•$1,092m of assets written off;
•$140m relating to the net remeasurement impact of stage transfers; and
•foreign exchange and other movements of $204m.

These were partly offset by:
•$760m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages; and
•$48m of changes to models used for ECL calculation.
The ECL release for the period of $588m presented in the previous table consisted of $1,256m relating to underlying net book volume movement and $140m relating to the net remeasurement impact of stage transfers. This was partly offset by $760m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages and $48m in changes to models used for ECL calculation.
The net transfer of gross carrying/nominal amounts to stage 1 of $19,285m reflects the overall improvement in the economic outlook as the effects of the Covid-19 outbreak subsided. It was primarily driven by $14,393m in Europe, $8,871m in North America, $3,674m in Middle East and North Africa, and was partly offset by a net transfer out of stage 1 of $8,285m in Asia mainly driven by an increase in Downside scenario weighting for China, reflecting management’s concern for potential deterioration on forward looking credit quality.

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	50,603	0.1	7,623	0.4	23,864	—
Fully collateralised	71,769	0.1	13,139	0.2	32,951	—
LTV ratio:
– less than 50%	35,984	0.1	4,142	0.2	22,645	—
– 51% to 75%	26,390	0.1	6,460	0.2	8,082	—
– 76% to 90%	5,284	0.2	1,859	0.2	1,181	—
– 91% to 100%	4,111	0.1	678	—	1,043	0.1
Partially collateralised (A):	5,429	0.1	2,018	0.1	714	—
– collateral value on A	2,942		874		447
Total	127,801	0.1	22,780	0.3	57,529	—
Stage 2
Not collateralised	11,729	4.3	1,970	0.9	7,758	5.9
Fully collateralised	12,741	1.1	1,131	2.3	6,385	0.4
LTV ratio:
– less than 50%	5,759	1.0	605	3.1	3,633	0.3
– 51% to 75%	4,804	1.1	471	1.3	2,389	0.5
– 76% to 90%	757	1.5	43	—	269	0.4
– 91% to 100%	1,421	1.5	12	—	94	—
Partially collateralised (B):	1,783	2.7	366	0.3	172	2.9
– collateral value on B	930		223		70
Total	26,253	2.7	3,467	1.3	14,315	3.4
Stage 3
Not collateralised	828	40.9	407	42.0	198	35.9
Fully collateralised	1,176	22.0	346	5.2	290	11.0
LTV ratio:
– less than 50%	645	19.8	36	2.8	284	10.9
– 51% to 75%	286	9.1	250	5.2	—	—
– 76% to 90%	62	14.5	11	—	2	—
– 91% to 100%	183	52.5	49	8.2	4	25.0
Partially collateralised (C):	265	47.9	204	49.0	—	—
– collateral value on C	149		97		—
Total	2,269	32.0	957	30.2	488	21.1
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	98	—	—	—	98	—
LTV ratio:
– less than 50%	98	—	—	—	98	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—
– collateral value on D	—		—		—
Total	98	—	—	—	98	—
At 31 Dec 2021	156,421	1.0	27,204	1.5	72,430	0.8

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	55,376	0.1	7,205	0.6	29,422	—
Fully collateralised	71,915	0.2	14,053	0.2	33,386	—
LTV ratio:
– less than 50%	36,408	0.1	4,665	0.3	22,361	—
– 51% to 75%	26,081	0.2	7,031	0.2	9,091	—
– 76% to 90%	5,098	0.3	1,932	0.2	1,093	—
– 91% to 100%	4,328	0.3	425	0.5	841	—
Partially collateralised (A):	5,477	0.2	1,463	0.1	769	—
– collateral value on A	3,486		912		594
Total	132,768	0.1	22,721	0.4	63,577	—
Stage 2
Not collateralised	8,710	1.3	3,337	2.2	1,084	0.1
Fully collateralised	18,383	1.0	2,534	1.6	8,719	0.5
LTV ratio:
– less than 50%	8,544	0.8	1,132	1.5	5,359	0.4
– 51% to 75%	8,097	1.1	1,020	2.0	2,955	0.8
– 76% to 90%	849	1.1	350	0.9	319	0.3
– 91% to 100%	893	1.0	32	3.1	86	—
Partially collateralised (B):	1,260	1.0	713	0.8	196	1.0
– collateral value on B	517		246		147
Total	28,353	1.1	6,584	1.8	9,999	0.5
Stage 3
Not collateralised	1,038	45.3	635	50.7	—	—
Fully collateralised	583	11.5	348	9.5	20	5.0
LTV ratio:
– less than 50%	177	13.6	56	5.4	11	—
– 51% to 75%	161	15.5	128	12.5	3	—
– 76% to 90%	149	6.7	139	5.8	—	—
– 91% to 100%	96	8.3	25	24.0	6	16.7
Partially collateralised (C):	474	45.6	195	27.7	—	—
– collateral value on C	331		120		—
Total	2,095	35.9	1,178	34.7	20	5.0
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	1	—	—	—	—	—
LTV ratio:
– less than 50%	1	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—
– collateral value on D	—	—	—	—	—	—
Total	1	—	—	—	—	—
At 31 Dec 2020	163,217	0.8	30,483	2.0	73,596	0.1

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD1 to 7
Not collateralised	61,279	0.5	9,586	0.5	30,917	0.6
Fully collateralised	83,456	0.2	14,218	0.2	38,817	0.1
Partially collateralised (A):	7,059	0.5	2,379	0.2	886	0.6
– collateral value on A	3,729		1,092		517
Total	151,794	0.3	26,183	0.3	70,620	0.3
Rated CRR/PD8
Not collateralised	1,053	26.5	7	42.9	705	38.6
Fully collateralised	1,054	3.8	52	38.5	519	2.1
LTV ratio:
– less than 50%	503	4.8	41	41.5	378	0.8
– 51% to 75%	447	3.1	8	25.0	137	5.8
– 76% to 90%	60	1.7	1	—	4	—
– 91% to 100%	44	2.3	2	—	—	—
Partially collateralised (B):	153	15.0	5	20.0	—	—
– collateral value on B	143		5		—
Total	2,260	15.1	64	37.5	1,224	23.1
Rated CRR/PD9 to 10
Not collateralised	828	40.9	407	42.0	198	35.9
Fully collateralised	1,274	20.3	346	5.2	388	8.2
LTV ratio:
– less than 50%	743	17.2	36	2.8	382	8.1
– 51% to 75%	286	9.1	250	5.2	—	—
– 76% to 90%	62	14.5	11	—	2	—
– 91% to 100%	183	52.5	49	8.2	4	25.0
Partially collateralised (C):	265	47.9	204	49.0	—	—
– collateral value on C	149		97		—
Total	2,367	30.6	957	30.2	586	17.6
At 31 Dec 2021	156,421	1.0	27,204	1.5	72,430	0.8

Rated CRR/PD1 to 7
Not collateralised	64,046	0.3	10,527	1.1	30,506	—
Fully collateralised	89,664	0.3	16,483	0.4	41,861	0.1
Partially collateralised (A):	6,728	0.4	2,174	0.3	965	0.2
– collateral value on A	3,994		1,157		741
Total	160,438	0.3	29,184	0.6	73,332	—
Rated CRR/PD8
Not collateralised	40	22.5	15	6.7	—	—
Fully collateralised	634	8.2	104	12.5	244	12.7
LTV ratio:
– less than 50%	282	7.1	15	6.7	102	11.8
– 51% to 75%	321	9.0	75	13.3	138	13.0
– 76% to 90%	14	21.4	5	20.0	4	25.0
– 91% to 100%	17	—	9	—	—	—
Partially collateralised (B):	9	11.1	2	50.0	—	—
– collateral value on B	9		1		—
Total	683	9.1	121	12.4	244	12.7
Rated CRR/PD9 to 10
Not collateralised	1,038	45.3	635	50.7	—	—
Fully collateralised	584	11.5	348	9.5	20	5.0
LTV ratio:
– less than 50%	178	13.5	56	5.4	11	—
– 51% to 75%	161	15.5	128	12.5	3	—
– 76% to 90%	149	6.7	139	5.8	—	—
– 91% to 100%	96	8.3	25	24.0	6	16.7
Partially collateralised (C):	474	45.6	195	27.7	—	—
– collateral value on C	331		120		—
Total	2,096	35.9	1,178	34.7	20	5.0
At 31 Dec 2020	163,217	0.8	30,483	2.0	73,596	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	624,935	0.1	112,188	0.2	111,948	—
Fully collateralised	112,905	0.1	22,971	0.2	45,479	0.1
LTV ratio:
– less than 50%	40,636	0.1	6,512	0.2	16,915	—
– 51% to 75%	38,709	0.1	9,431	0.2	16,533	0.1
– 76% to 90%	13,284	0.1	2,556	0.1	4,920	0.1
– 91% to 100%	20,276	0.1	4,472	—	7,111	0.1
Partially collateralised (A):	64,058	0.1	8,665	0.1	20,358	—
– collateral value on A	30,890		4,826		9,322
Total	801,898	0.1	143,824	0.2	177,785	—
Stage 2
Not collateralised	85,394	1.1	18,562	2.0	8,310	1.1
Fully collateralised	32,019	1.1	8,231	1.3	11,503	0.7
LTV ratio:
– less than 50%	10,892	1.2	3,148	1.5	3,378	0.5
– 51% to 75%	14,281	1.1	4,161	1.2	5,202	0.9
– 76% to 90%	2,752	1.2	687	1.5	1,148	0.9
– 91% to 100%	4,094	0.9	235	1.7	1,775	0.2
Partially collateralised (B):	12,484	1.0	1,824	1.9	1,788	0.4
– collateral value on B	6,675		937		785
Total	129,897	1.1	28,617	1.8	21,601	0.8
Stage 3
Not collateralised	8,122	47.3	2,979	21.6	732	74.7
Fully collateralised	2,278	12.7	1,212	3.4	240	2.1
LTV ratio:
– less than 50%	603	20.9	249	4.8	76	—
– 51% to 75%	1,110	5.0	786	1.4	110	3.6
– 76% to 90%	295	11.5	115	9.6	26	—
– 91% to 100%	270	27.4	62	9.7	28	3.6
Partially collateralised (C):	2,134	38.7	318	35.5	616	28.9
– collateral value on C	1,200		186		358
Total	12,534	39.6	4,509	17.7	1,588	46.0
POCI
Not collateralised	114	36.0	28	21.4	4	—
Fully collateralised	61	34.4	—	—	57	36.8
LTV ratio:
– less than 50%	—	—	—	—	—	—
– 51% to 75%	57	36.8	—	—	57	36.8
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	4	—	—	—	—	—
Partially collateralised (D):	2	100.0	—	—	—	—
– collateral value on D	2		—		—
Total	177	36.2	28	21.4	61	34.4
At 31 Dec 2021	944,506	0.8	176,978	0.9	201,035	0.5

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	617,592	0.2	122,554	0.4	95,061	0.1
Fully collateralised	110,528	0.2	28,232	0.3	40,207	0.1
LTV ratio:
– less than 50%	37,991	0.1	7,367	0.3	14,744	0.1
– 51% to 75%	36,696	0.2	11,891	0.3	13,961	0.2
– 76% to 90%	13,542	0.2	2,624	0.4	6,522	0.1
– 91% to 100%	22,299	0.1	6,350	0.1	4,980	0.1
Partially collateralised (A):	52,892	0.2	6,826	0.5	19,163	0.1
– collateral value on A	25,903		3,524		9,208
Total	781,012	0.2	157,612	0.4	154,431	0.1
Stage 2
Not collateralised	118,959	1.6	37,430	2.6	19,466	0.4
Fully collateralised	37,753	1.3	9,316	2.1	15,044	0.8
LTV ratio:
– less than 50%	11,992	1.3	2,498	1.5	3,920	0.7
– 51% to 75%	16,982	1.6	5,715	2.2	6,657	1.0
– 76% to 90%	3,727	1.2	502	3.2	2,150	0.7
– 91% to 100%	5,052	0.9	601	2.0	2,317	0.3
Partially collateralised (B):	16,829	1.5	3,984	2.7	3,849	0.9
– collateral value on B	9,425		1,714		2,104
Total	173,541	1.5	50,730	2.5	38,359	0.6
Stage 3
Not collateralised	7,852	50.0	2,793	28.5	865	66.0
Fully collateralised	1,939	17.3	585	7.9	342	6.4
LTV ratio:
– less than 50%	637	24.0	151	8.6	83	6.0
– 51% to 75%	526	19.0	182	12.6	128	4.7
– 76% to 90%	294	9.2	211	1.9	49	14.3
– 91% to 100%	482	11.6	41	14.6	82	4.9
Partially collateralised (C):	2,847	35.5	553	23.1	592	26.4
– collateral value on C	1,619		337		322
Total	12,638	41.7	3,931	24.7	1,799	41.6
POCI
Not collateralised	211	39.8	54	63.0	1	—
Fully collateralised	63	41.3	—	—	45	51.1
LTV ratio:
– less than 50%	6	50.0	—	—	—	—
– 51% to 75%	11	9.1	—	—	11	9.1
– 76% to 90%	34	64.7	—	—	34	64.7
– 91% to 100%	12	—	—	—	—	—
Partially collateralised (D):	4	75.0	—	—	—	—
– collateral value on D	4		—		—
Total	278	40.6	54	63.0	46	50.0
At 31 Dec 2020	967,469	1.0	212,327	1.3	194,635	0.6

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD8
Not collateralised	4,790	3.9	1,587	3.1	79	30.4
Fully collateralised	1,653	3.9	259	6.6	32	—
LTV ratio:
– less than 50%	803	3.5	113	6.2	2	—
– 51% to 75%	583	3.8	110	8.2	1	—
– 76% to 90%	116	5.2	23	4.3	29	—
– 91% to 100%	151	5.3	13	—	—	—
Partially collateralised (A):	1,253	3.7	138	8.0	11	—
– collateral value on A	921		40		6
Total	7,696	3.9	1,984	3.9	122	20.5
Rated CRR/PD9 to 10
Not collateralised	8,239	47.1	3,007	21.5	736	74.3
Fully collateralised	2,335	13.3	1,212	3.4	297	9.1
LTV ratio:
– less than 50%	604	20.9	249	4.8	75	—
– 51% to 75%	1,166	6.7	786	1.4	168	14.9
– 76% to 90%	295	11.5	115	9.6	26	—
– 91% to 100%	270	27.4	62	9.7	28	3.6
Partially collateralised (B):	2,137	38.7	318	35.5	616	28.9
– collateral value on B	1,203		186		358
Total	12,711	39.5	4,537	17.7	1,649	45.6
At 31 Dec 2021	20,407	26.1	6,521	13.5	1,771	43.8

Rated CRR/PD8
Not collateralised	3,787	7.1	924	8.7	103	25.2
Fully collateralised	1,107	5.2	171	9.4	15	—
LTV ratio:
– less than 50%	269	4.1	29	10.3	1	—
– 51% to 75%	480	6.3	87	6.9	—	—
– 76% to 90%	140	5.0	13	23.1	14	—
– 91% to 100%	218	4.1	42	9.5	—	—
Partially collateralised (A):	493	8.1	174	9.2	27	3.7
– collateral value on A	352		83		13
Total	5,387	6.8	1,269	8.7	145	18.6
Rated CRR/PD9 to 10
Not collateralised	8,062	49.7	2,847	29.1	865	66.0
Fully collateralised	2,003	18.1	585	7.9	388	11.6
LTV ratio:
– less than 50%	644	24.2	151	8.6	84	6.0
– 51% to 75%	538	18.8	182	12.6	139	5.0
– 76% to 90%	327	15.0	211	1.9	83	34.9
– 91% to 100%	494	11.3	41	14.6	82	4.9
Partially collateralised (B):	2,851	35.6	553	23.1	592	26.4
– collateral value on B	1,623		337		322
Total	12,916	41.7	3,985	25.2	1,845	41.8
At 31 Dec 2020	18,303	31.4	5,254	21.2	1,990	40.2

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	377,454	—	168,737	—	98,020	—
LTV ratio:
– less than 50%	190,370	—	81,582	—	61,234	—
– 51% to 60%	64,217	—	28,555	—	12,070	—
– 61% to 70%	51,842	—	25,949	—	4,649	—
– 71% to 80%	46,932	0.1	24,114	—	8,360	—
– 81% to 90%	18,778	0.1	7,899	—	8,420	—
– 91% to 100%	5,315	0.1	638	—	3,287	—
Partially collateralised (A):	682	0.3	358	—	30	—
LTV ratio:
– 101% to 110%	254	0.6	104	—	26	—
– 111% to 120%	98	0.4	60	—	1	—
– greater than 120%	330	0.1	194	—	3	—
– collateral value on A	484		235		28
Total	378,136	—	169,095	—	98,050	—
Stage 2
Fully collateralised	7,710	1.7	2,738	2.1	1,166	—
LTV ratio:
– less than 50%	4,380	1.5	1,846	1.6	905	—
– 51% to 60%	1,317	1.4	397	2.4	106	—
– 61% to 70%	1,016	1.6	282	3.0	34	—
– 71% to 80%	725	2.3	175	4.7	50	—
– 81% to 90%	208	4.3	32	5.6	58	—
– 91% to 100%	64	4.1	6	1.9	13	—
Partially collateralised (B):	24	13.6	3	7.7	—	—
LTV ratio:
– 101% to 110%	7	18.6	1	1.0	—	—
– 111% to 120%	8	16.6	—	—	—	—
– greater than 120%	9	6.7	2	11.1	—	—
– collateral value on B	20		2		—
Total	7,734	1.7	2,741	2.1	1,166	—
Stage 3
Fully collateralised	2,853	11.5	954	14.2	68	0.3
LTV ratio:
– less than 50%	1,490	9.2	635	13.0	48	0.5
– 51% to 60%	443	8.6	129	14.0	10	0.1
– 61% to 70%	371	10.9	79	16.2	2	0.1
– 71% to 80%	256	15.4	67	19.1	3	—
– 81% to 90%	171	20.4	21	25.2	4	—
– 91% to 100%	122	32.2	23	18.6	1	—
Partially collateralised (C):	220	39.6	7	30.8	—	—
LTV ratio:
– 101% to 110%	56	27.5	4	22.3	—	—
– 111% to 120%	29	29.2	—	—	—	—
– greater than 120%	135	46.9	3	45.5	—	—
– collateral value on C	143		6		—
Total	3,073	13.5	961	14.4	68	0.3
At 31 Dec 2021	388,943	0.2	172,797	0.1	99,284	—

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	354,102	—	159,562	—	90,733	—
LTV ratio:
– less than 50%	174,370	—	76,535	—	54,866	—
– 51% to 60%	60,180	—	23,967	—	14,253	—
– 61% to 70%	48,159	—	23,381	—	6,042	—
– 71% to 80%	40,395	0.1	20,846	—	4,288	—
– 81% to 90%	23,339	0.1	12,936	—	6,837	—
– 91% to 100%	7,659	0.1	1,897	0.1	4,447	—
Partially collateralised (A):	973	0.4	289	—	336	—
LTV ratio:
– 101% to 110%	592	0.4	84	—	334	—
– 111% to 120%	101	0.5	45	—	—	—
– greater than 120%	280	0.3	160	—	2	—
– collateral value on A	847		212		328
Total	355,075	—	159,851	—	91,069	—
Stage 2
Fully collateralised	12,252	1.5	4,229	1.4	1,802	—
LTV ratio:
– less than 50%	6,694	1.1	2,442	1.2	1,256	—
– 51% to 60%	2,223	1.1	730	1.3	253	—
– 61% to 70%	1,779	1.6	606	1.3	83	—
– 71% to 80%	987	2.8	244	2.9	111	—
– 81% to 90%	400	4.9	139	3.6	60	—
– 91% to 100%	169	5.7	68	3.3	39	—
Partially collateralised (B):	53	13.6	4	3.3	9	—
LTV ratio:
– 101% to 110%	28	11.9	3	1.5	9	—
– 111% to 120%	9	16.8	—	—	—	—
– greater than 120%	16	14.8	1	8.5	—	—
– collateral value on B	47		4		9
Total	12,305	1.5	4,233	1.4	1,811	—
Stage 3
Fully collateralised	3,083	9.8	1,050	12.3	63	—
LTV ratio:
– less than 50%	1,472	8.0	676	10.9	53	—
– 51% to 60%	505	8.7	144	15.1	6	—
– 61% to 70%	435	9.2	112	12.9	—	—
– 71% to 80%	378	11.5	81	13.7	2	—
– 81% to 90%	195	17.3	28	22.4	2	—
– 91% to 100%	98	24.3	9	17.8	—	—
Partially collateralised (C):	328	42.7	17	22.9	—	—
LTV ratio:
– 101% to 110%	75	30.4	9	16.7	—	—
– 111% to 120%	56	38.8	5	17.6	—	—
– greater than 120%	197	48.5	3	50.3	—	—
– collateral value on C	228		10		1
Total	3,411	13.0	1,067	12.5	63	—
At 31 Dec 2020	370,791	0.2	165,151	0.1	92,943	—

Funding sources
(Audited)
	2021	2020
	$m	$m
Customer accounts	1,710,574	1,642,780
Deposits by banks	101,152	82,080
Repurchase agreements – non-trading	126,670	111,901
Debt securities in issue	78,557	95,492
Cash collateral, margin and settlement accounts	65,452	78,565
Liabilities of disposal groups held for sale	9,005	—
Subordinated liabilities	20,487	21,951
Financial liabilities designated at fair value	145,502	157,439
Liabilities under insurance contracts	112,745	107,191
Trading liabilities	84,904	75,266
– repos	11,004	11,728
– stock lending	2,332	4,597
– other trading liabilities	71,568	58,941
Total equity	206,777	204,995
Other balance sheet liabilities	296,114	406,504
At 31 Dec	2,957,939	2,984,164

Funding uses
(Audited)
	2021	2020
	$m	$m
Loans and advances to customers	1,045,814	1,037,987
Loans and advances to banks	83,136	81,616
Reverse repurchase agreements – non-trading	241,648	230,628
Cash collateral, margin and settlement accounts	59,884	76,859
Assets held for sale	3,411	299
Trading assets	248,842	231,990
– reverse repos	14,994	13,990
– stock borrowing	8,082	8,286
– other trading assets	225,766	209,714
Financial investments	446,274	490,693
Cash and balances with central banks	403,018	304,481
Other balance sheet assets	425,912	529,611
At 31 Dec	2,957,939	2,984,164
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2021	9.1	25.9	15.4	24.8	(36.5)	38.8
Average	12.9	33.8	16.7	19.2	(45.5)	37.1
Maximum	31.8	51.7	24.3	29.4		53.8
Minimum	6.7	18.5	12.1	12.2		27.7

Balance at 31 Dec 2020	13.7	20.3	21.5	24.3	(36.4)	43.4
Average	11.0	26.6	27.3	21.6	(38.3)	48.1
Maximum	25.7	43.5	42.0	44.1		69.3
Minimum	5.6	19.1	13.6	12.6		33.6
1    Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.
2    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
3    The total VaR is non-additive across risk types due to diversification effects.